UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended March 31, 2026:
  John Hancock Disciplined Value Global Long/Short Fund
  John Hancock Diversified Real Assets Fund
  John Hancock Fundamental Equity Income Fund
  John Hancock Global Climate Action Fund
  John Hancock Mid Cap Growth Fund
John Hancock Disciplined Value Global Long/Short Fund
Class A/JAKRX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	$219	1.93%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class A/JAKRX) returned 26.57% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)

TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	20.21%	12.12%	7.33%
Disciplined Value Global Long/Short Fund (Class A/JAKRX)—excluding sales charge	26.57%	13.27%	7.89%
MSCI World Index	18.90%	10.27%	11.80%

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Investor Class shares of the predecessor fund was adopted and redesignated as that of Class A shares of the fund. Investor Class shares of the predecessor fund commenced operations on 4-11-14. Class A shares were first offered on 10-21-24. Returns prior to this date are those of Investor Class shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346194

492AR-A

3/26

5/26

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class C/JAKTX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	$304	2.69%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class C/JAKTX) returned 25.66% (excluding sales charges) for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)

TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	24.66%	13.03%	7.77%
Disciplined Value Global Long/Short Fund (Class C/JAKTX)—excluding sales charge	25.66%	13.03%	7.77%
MSCI World Index	18.90%	10.27%	11.80%

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. Class C shares were first offered on 10-21-24. Returns prior to this date are those of the predecessor fund’s Investor Class shares which commenced operations on 4-11-14 and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346194

492AR-C

3/26

5/26

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class I/JAKUX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	$191	1.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class I/JAKUX) returned 26.92% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)

TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	26.92%	13.55%	8.17%
MSCI World Index	18.90%	10.27%	11.80%

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Institutional Class shares of the predecessor fund was adopted and redesignated as that of Class I shares of the fund. Institutional Class shares of the predecessor fund commenced operations on 12-31-13. Class I shares were first offered on 10-21-24. Returns prior to this date are those of Institutional Class shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346194

492AR-I

3/26

5/26

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class NAV/JAKWX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	$181[1]	1.57%
The inception date for Class NAV shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX) returned 32.18% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)

TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	27.09%	13.37%	7.93%
MSCI World Index	18.90%	10.27%	11.80%

Class NAV shares were first offered 4-4-25. Returns prior to this date are those of Class A shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346194

492AR-NAV

3/26

5/26

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class R6/JAKVX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	$179	1.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class R6/JAKVX) returned 27.08% for the year ended March 31, 2026. Despite a sell-off in March 2026 caused by the start of the war in Iran, global equities registered strong returns over the full reporting period. The combination of steady economic growth, robust corporate earnings, and accommodative central bank policy helped support investors’ appetite for risk.
TOP PERFORMANCE CONTRIBUTORS
Long positions | Overall, the fund’s long positions produced strong total returns as a group at a time of positive market performance.
Several aspects of the long portfolio | Holdings in the information technology sector made the largest contribution, led by Samsung Electronics Company, Ltd., Oracle Corp., and Applied Materials, Inc. Positioning in the materials and industrials sectors added value, as well.
Certain areas of the short portfolio | The fund generated positive net contributions from its short positions in the materials and consumer staples sectors. (The dollar value of a short position rises when the price of the underlying security falls.)

TOP PERFORMANCE DETRACTORS
Short positions | Overall, the fund’s short positions lost ground in the aggregate, detracting from absolute performance. However, the adverse effect was much lower than the positive impact of the fund's long positions.
Industrials and financials sectors | Short positions in industrials and financials had the largest adverse effect on results.
Certain sectors of the long portfolio | The fund’s holdings in the consumer staples, consumer discretionary, and health care sectors lost ground. Nomad Foods, Ltd., Sony Group Corp., and Hikma Pharmaceuticals PLC were the most notable detractors to absolute performance in the three sectors, respectively.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	27.08%	13.40%	7.94%
MSCI World Index	18.90%	10.27%	11.80%

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. Class R6 shares were first offered on 10-21-24. Returns prior to this date are those of the predecessor fund’s Investor Class shares which commenced operations on 4-11-14 and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$658,742,850
Total number of portfolio holdings	283
Total advisory fees paid (net)	$5,412,747
Portfolio turnover rate	230%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Marvell Technology, Inc.	2.7%
Euronext NV	2.4%
Honeywell International, Inc.	2.0%
Methanex Corp.	2.0%
Saipem SpA	1.9%
Vallourec SACA	1.9%
Alphabet, Inc., Class C	1.8%
Danske Bank A/S	1.8%
Teck Resources, Ltd., Class B	1.7%
Endeavour Mining PLC	1.7%

Sector Composition
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
On March 27, 2025, the shareholders of John Hancock Investment Trust Seaport Long/Short Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization pursuant to which the Acquired Fund transferred all of its assets to the fund (the Acquiring Fund) in exchange for corresponding shares of the Acquiring Fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 4, 2025.
At its meeting held March 24−26, 2026, the Board of Trustees of the Trust approved the fund’s name change to John Hancock Disciplined Global Long/Short Fund, effective on August 1, 2026.
This is a summary of certain changes to the fund since  4-1-25 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291 .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346194

492AR-R6

3/26

5/26

John Hancock Disciplined Value Global Long/Short Fund

John Hancock Diversified Real Assets Fund
Class NAV
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$105	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Diversified Real Assets Fund (Class NAV) returned 38.55% for the year ended March 31, 2026. Global equities rose despite financial markets being rattled late in the period by military actions against Iran, which triggered a global energy shock, drove oil prices sharply higher and shifted investor focus back to inflation and macroeconomic risks.
TOP PERFORMANCE CONTRIBUTORS
The energy sector | The fund’s investments in Cameco Corp., Exxon Mobil Corp., and Cenovus Energy, Inc. were particularly strong performance contributors on an absolute basis, benefiting alongside rising energy commodity prices.
The materials sector | Strong-performing gold-mining companies Agnico Eagle Mines, Ltd., Barrick Mining Corp., Kinross Gold Corp., and Newmont Corp. all benefited as precious metals gained sharply in value during the year.
The real estate sector | Multiple real estate investment trusts were notable contributors to the fund’s return, including health care REITs Welltower, Inc. and American Healthcare REIT, Inc., as well as industrial REIT Prologis, Inc.

TOP PERFORMANCE DETRACTORS
Apartment REITs | Several apartment REITs were relatively weak performers, such as AvalonBay Communities, Inc., Essex Property Trust, Inc., Independence Realty Trust, Inc., and Mid-America Apartment Communities, Inc.
SL Green Realty Corp. | Shares of this office and shopping center REIT meaningfully fell during the 12-month period, reflecting market participants’ concern about slowing demand for office space.
American Tower Corp. | Communications tower stocks, including American Tower, were relatively weak throughout most of the 12-month time frame.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Diversified Real Assets Fund (Class NAV)	38.55%	13.94%	9.87%
MSCI World Index	18.90%	10.27%	10.63%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$839,124,394
Total number of portfolio holdings	304
Total advisory fees paid (net)	$6,089,349
Portfolio turnover rate	68%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	4.0%
Prologis, Inc.	3.5%
Equinix, Inc.	3.1%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.2%
Simon Property Group, Inc.	1.9%
Shell PLC	1.9%
Canadian Natural Resources, Ltd.	1.7%
Agnico Eagle Mines, Ltd.	1.6%
TotalEnergies SE	1.4%

Sector Composition
Real estate	35.4%
Energy	31.5%
Materials	19.1%
Utilities	6.9%
Industrials	2.5%
Consumer discretionary	1.4%
Information technology	0.9%
Communication services	0.8%
Health care	0.7%
Financials	0.2%
Consumer staples	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/underlying-funds or by calling 800-344-1029 .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

DRAA-NAV

3/26

5/26

John Hancock Diversified Real Assets Fund

John Hancock Fundamental Equity Income Fund
Class A/JHCMX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class A/JHCMX)	$117[1]	1.07%
The inception date for Class A shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class A/JHCMX) returned 20.30% (excluding sales charges) for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.

TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class A/JHCMX)	5.01%	11.72%
Fundamental Equity Income Fund (Class A/JHCMX)—excluding sales charge	10.53%	13.27%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Class A shares were first offered on 4-4-25. Returns prior to this date are those of Class I shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346188

490A-A

3/26

5/26

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class C/JHCOX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class C/JHCOX)	$198[1]	1.82%
The inception date for Class C shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class C/JHCOX) returned 19.38% (excluding sales charges) for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.

TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class C/JHCOX)	8.84%	13.04%
Fundamental Equity Income Fund (Class C/JHCOX)—excluding sales charge	9.69%	13.04%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Class C shares were first offered on 4-4-25. Returns prior to this date are those of Class I shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346188

490A-C

3/26

5/26

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class I/JHFEX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$86	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class I/JHFEX) returned 10.70% for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.

TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class I/JHFEX)	10.70%	13.32%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346188

490A-I

3/26

5/26

John Hancock Fundamental Equity Income Fund

John Hancock Fundamental Equity Income Fund
Class R6/JHCQX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class R6/JHCQX)	$78[1]	0.71%
The inception date for Class R6 shares is 4-4-25.
[1]	Expenses for a full annual reporting period would be higher.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fundamental Equity Income Fund (Class R6/JHCQX) returned 20.72% for the year ended March 31, 2026. U.S. equities posted strong gains during most of the period, fueled by artificial intelligence-driven earnings growth, resilient economic data, and expectations of U.S. Federal Reserve interest rate cuts. However, the Iran conflict created uncertainty about inflation, interest-rate policy and economic growth, which dampened stock returns late in the period.
TOP PERFORMANCE CONTRIBUTORS
Financials | The financials sector contributed most to absolute performance, led by a position in State Street Corp., which benefited from strong earnings growth, rising fee income and higher net interest income as interest rates rose.
Energy | Energy stocks also contributed to absolute performance. Higher oil prices – driven by geopolitical tensions and supply constraints — boosted earnings across the sector, including those of Suncor Energy, Inc., one of the fund’s top individual gainers.
Information technology | Information technology stocks lifted the fund’s performance as well, led by Taiwan Semiconductor Manufacturing Company, Ltd.

TOP PERFORMANCE DETRACTORS
Elevance Health, Inc. | The stock of the health insurer declined as more patients used health services, particularly those using Medicare Advantage and Medicaid insurance plans, resulting in higher-than-expected costs for the company.
Becton, Dickinson and Company | The maker of health delivery products, ranging from needles and syringes to biotechnology equipment, came under pressure due to slowing growth in core medical products.
Comcast Corp. | The broadband and media company underperformed as continued subscriber losses and intensifying competition from wireless and fiber providers pressured its core business, and advertising softness and ongoing cord-cutting weighed on its media segment.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Fundamental Equity Income Fund (Class R6/JHCQX)	10.92%	13.38%
Russell 1000 Index	17.74%	16.16%
Russell 1000 Value Index	15.87%	12.60%

Class R6 shares were first offered on 4-4-25. Returns prior to this date are those of Class I shares and have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,518,147
Total number of portfolio holdings	60
Total advisory fees paid (net)	$0
Portfolio turnover rate	35%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	3.9%
Crown Castle, Inc.	3.5%
LyondellBasell Industries NV, Class A	3.5%
Comcast Corp., Class A	3.0%
Suncor Energy, Inc.	2.8%
Zimmer Biomet Holdings, Inc.	2.5%
Nasdaq, Inc.	2.5%
Microsoft Corp.	2.5%
KKR & Company, Inc.	2.5%
Alphabet, Inc., Class A	2.4%

Sector Composition
Health care	19.7%
Financials	14.1%
Consumer discretionary	12.5%
Information technology	10.1%
Energy	8.7%
Industrials	7.7%
Real estate	6.9%
Communication services	6.9%
Consumer staples	3.7%
Materials	3.5%
Short-term investments and other	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346188

490A-R6

3/26

5/26

John Hancock Fundamental Equity Income Fund

John Hancock Global Climate Action Fund
Class I/JLFSX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$97	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Climate Action Fund (Class I/JLFSX) returned 5.01% for the year ended March 31, 2026. Global equities experienced significant volatility amid trade tensions that initially erased the market’s gains but later stabilized as negotiations yielded tariff-related agreements. Despite ongoing geopolitical strife, financial markets demonstrated remarkable resilience, supported by central bank interest-rate cuts. The artificial intelligence (AI) investment theme remained dominant, driving market optimism despite concern about valuations and the timeline for monetization.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Strong performance from the information technology sector lifted the fund, led by positions in Oracle Corp. and NVIDIA Corp. Oracle, which was sold from the fund this period, benefited from strong performance from its cloud-computing offerings, while NVIDIA rose on unprecedented demand for chips driven by the buildout of AI infrastructure.
Industrials | Within this sector, Johnson Controls International PLC, a provider of fire, HVAC, and security equipment for buildings, notably added to the fund’s absolute performance.
Communication services | In communication services, the fund benefited from Alphabet, Inc., parent company of Google and a very strong performer for the reporting period.

TOP PERFORMANCE DETRACTORS
Financials | Several of the fund’s holdings in this sector were weak, particularly insurance brokers Brown & Brown, Inc. and Marsh & McLennan Companies, Inc. Brown & Brown, Inc. was sold during the period.
Health care | Within the health care sector, a position in Elevance Health, Inc. hampered results.
Materials | The materials sector modestly detracted from absolute performance, particularly a position in Givaudan SA, a Swiss multinational manufacturer of flavors and fragrances.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Climate Action Fund (Class I/JLFSX)	5.01%	9.86%
MSCI World Index	18.90%	15.66%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$6,196,759
Total number of portfolio holdings	40
Total advisory fees paid (net)	$0
Portfolio turnover rate	106%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Alphabet, Inc., Class A	4.3%
Meta Platforms, Inc., Class A	3.7%
Cencora, Inc.	3.7%
Deutsche Boerse AG	3.4%
London Stock Exchange Group PLC	3.3%
Cie Financiere Richemont SA, A Shares	3.2%
Marsh & McLennan Companies, Inc.	3.1%
Abbott Laboratories	3.1%

Sector Composition
Information technology	24.2%
Industrials	21.1%
Financials	13.5%
Health care	13.4%
Communication services	10.0%
Consumer discretionary	8.5%
Materials	4.9%
Consumer staples	4.2%
Short-term investments and other	0.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
At a meeting held on June 24-26, 2025, the Board of Trustees of the Trust approved changes to the fund’s subadvisory arrangements such that effective June 30, 2025, Manulife Investment Management (North America) Limited was replaced by Manulife Investment Management (US) LLC as the fund’s subadvisor.
This is a summary of certain changes to the fund since 4-1-25 . For more complete information, please refer to the fund’s prospectus. You can request this information by contacting us at 800-225-5291 .
Availability of Additional Information
You can find the following additional information about the fund by contacting us at 800-225-5291:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

491A-I

3/26

5/26

John Hancock Global Climate Action Fund

John Hancock Mid Cap Growth Fund
Class A/JACJX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$124	1.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class A/JACJX) returned 12.63% (excluding sales charges) for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.

TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class A/JACJX)	6.98%	(1.41)%	11.24%
Mid Cap Growth Fund (Class A/JACJX)—excluding sales charge	12.63%	(0.40)%	11.82%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class A shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346183

481A-A

3/26

5/26

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class C/JACLX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$203	1.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class C/JACLX) returned 11.82% (excluding sales charges) for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.

TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class C/JACLX)	10.82%	(1.04)%	11.45%
Mid Cap Growth Fund (Class C/JACLX)—excluding sales charge	11.82%	(1.04)%	11.45%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class C shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346183

481A-C

3/26

5/26

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class I/JACBX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$98	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class I/JACBX) returned 12.95% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.

TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class I/JACBX)	12.95%	(0.17)%	11.94%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class I shares were first offered 11-5-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05, and returns from 10-18-21 to Class A launch are those of Class R6 shares of the fund which were first offered on 10-18-21. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346183

481A-I

3/26

5/26

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class NAV/JACFX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$86	0.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class NAV/JACFX) returned 13.08% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.

TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class NAV/JACFX)	13.08%	(0.07)%	12.00%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class NAV shares were first offered on 10-18-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346183

481A-NAV

3/26

5/26

John Hancock Mid Cap Growth Fund

John Hancock Mid Cap Growth Fund
Class R6/JACEX
Annual SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$87	0.82%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Mid Cap Growth Fund (Class R6/JACEX) returned 13.02% for the year ended March 31, 2026. U.S. equities rose during the 12-month period but experienced increased volatility driven by shifting macroeconomic and geopolitical forces. The early gains reflected resilient economic growth, solid corporate earnings, moderate inflation, strong performance from large-cap and artificial intelligence–related stocks, and U.S. Federal Reserve interest-rate cuts. Later in the period, though, markets pulled back as interest rates remained higher for longer than previously anticipated, inflation risks resurfaced, and geopolitical conflict raised concern about higher oil prices and reduced economic growth, which led to a broad equity-market sell-off.
TOP PERFORMANCE CONTRIBUTORS
Information technology | Performance in this sector was led by Celestica, Inc., a Canadian provider of electronics manufacturing services, and Palantir Technologies, Inc., an IT data and analytics company. Palantir was sold during the period.
Industrials | Within the industrials sector, the fund’s top contributor on an absolute basis was Vertiv Holdings Company, a maker of infrastructure for data centers.
Health care | In the health care sector, Exact Sciences Corp. was a standout. The firm was acquired by Abbott Laboratories late in the period and was no longer held at the end of the period.

TOP PERFORMANCE DETRACTORS
Communication services | In the communication services sector, gaming company Roblox Corp. and Reddit, Inc., an online information platform, meaningfully detracted in absolute terms.
Consumer discretionary | The consumer discretionary sector hampered results on an absolute basis, most notably due to the fund’s position in Expedia Group, Inc., an online travel agency.
Consumer staples | Within this category, BellRing Brands, Inc., a provider of protein-oriented nutritional products, meaningfully detracted from the fund’s performance on an absolute basis. The stock was sold during the period.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Mid Cap Growth Fund (Class R6/JACEX)	13.02%	(0.08)%	11.99%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

Effective 10-15-21, John Hancock Funds II Mid Cap Stock Fund (the Accounting Survivor) merged into the newly created John Hancock Mid Cap Growth Fund. The Mid Cap Growth Fund adopted the performance and accounting history of the Accounting Survivor. Class R6 shares were first offered on 10-18-21. Returns prior to this date are those of Class 1 shares of the Accounting Survivor, which commenced operations on 10-17-05. Returns have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,146,223,910
Total number of portfolio holdings	65
Total advisory fees paid (net)	$9,291,194
Portfolio turnover rate	137%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Vertiv Holdings Company, Class A	5.2%
Cloudflare, Inc., Class A	4.4%
Howmet Aerospace, Inc.	3.8%
Royal Caribbean Cruises, Ltd.	3.7%
Natera, Inc.	3.4%
Corning, Inc.	3.4%
Axon Enterprise, Inc.	2.6%
Flex, Ltd.	2.5%
FTAI Aviation, Ltd.	2.4%
EchoStar Corp., Class A	2.3%

Sector Composition
Information technology	23.7%
Consumer discretionary	22.7%
Industrials	20.9%
Health care	12.7%
Communication services	7.5%
Financials	4.5%
Energy	3.0%
Utilities	2.2%
Real estate	0.8%
Consumer staples	0.5%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5346183

481A-R6

3/26

5/26

John Hancock Mid Cap Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2026, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $289,372 and $251,992 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews for supplemental regulatory filings and software licensing fees. Amounts billed to the registrant were $5,782 and $16,628 for fiscal years ended March 31, 2026 and March 31, 2025, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $25,252 and $31,997 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $3,390 and $0 for the fiscal years ended March 31, 2026 and March 31, 2025, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2026, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,031,315 for the fiscal year ended March 31, 2026 and $765,252 for the fiscal year ended March 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham - retired effective December 31, 2025

William K. Bacic

Thomas R. Wright - effective January 1, 2026

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2026 for the following funds:

  John Hancock Disciplined Value Global Long/Short Fund

  John Hancock Diversified Real Assets Fund

  John Hancock Fundamental Equity Income Fund

  John Hancock Global Climate Action Fund

  John Hancock Mid Cap Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
March 31, 2026

John Hancock
Disciplined Value Global Long/Short Fund

2	Fund’s investments
22	Financial statements
26	Financial highlights
31	Notes to financial statements
45	Report of independent registered public accounting firm
46	Tax information
47	Shareholder meeting
1	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 66.0%		$434,736,020
(Cost $406,719,494)
Australia 2.2%		14,584,961
Beetaloo Energy Australia, Ltd. (A)(B)	31,088,541	7,169,638
Sonic Healthcare, Ltd.	521,883	7,415,323
Bermuda 1.0%		6,544,518
Everest Group, Ltd.	20,023	6,544,518
Canada 8.0%		52,426,678
Allied Gold Corp. (A)	193,598	6,000,967
Equinox Gold Corp.	712,800	10,307,088
Kinross Gold Corp.	188,206	5,744,047
Methanex Corp.	215,935	12,856,770
Nutrien, Ltd. (B)	81,107	6,120,334
Teck Resources, Ltd., Class B (C)	220,241	11,397,472
China 1.1%		6,972,011
Alibaba Group Holding, Ltd.	444,800	6,972,011
Denmark 2.3%		15,034,234
Danske Bank A/S	234,908	11,576,867
Novo Nordisk A/S, ADR (C)	94,078	3,457,367
France 3.9%		25,473,354
Cie de Saint-Gobain SA	29,686	2,457,846
Sanofi SA, ADR	222,128	10,702,127
Vallourec SACA	486,431	12,313,381
Germany 2.0%		13,244,804
LANXESS AG	256,090	5,661,930
Zalando SE (A)(D)	310,381	7,582,874
India 1.5%		10,223,167
HDFC Bank, Ltd., ADR	410,899	10,223,167
Ireland 2.0%		13,495,594
ICON PLC (A)(C)	31,821	3,521,312
Medtronic PLC	115,110	9,974,282
Israel 0.6%		3,986,944
Check Point Software Technologies, Ltd. (A)	27,910	3,986,944
Italy 1.9%		12,335,300
Saipem SpA (B)	2,696,022	12,335,300
Japan 3.0%		19,453,556
Asahi Kasei Corp.	392,900	3,844,321
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	2

	Shares	Value
Japan (continued)
Kioxia Holdings Corp. (A)	52,500	$6,856,506
Murata Manufacturing Company, Ltd.	203,200	4,559,242
Resona Holdings, Inc.	367,600	4,193,487
Mexico 1.4%		9,096,742
America Movil SAB de CV, ADR (C)	357,015	9,096,742
Namibia 0.0%		346,641
Andrada Mining, Ltd. (A)	8,631,140	346,641
Netherlands 3.3%		21,472,721
Euronext NV (D)	95,657	15,360,848
Prosus NV (A)	132,018	6,111,873
Portugal 1.1%		7,254,930
Galp Energia SGPS SA	302,570	7,254,930
South Korea 2.8%		18,757,591
DB Insurance Company, Ltd.	32,194	3,611,009
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	21,657	5,019,384
KT Corp., ADR (C)	319,549	6,854,326
NAVER Corp.	24,039	3,272,872
United Kingdom 4.2%		27,847,389
Endeavour Mining PLC	187,573	11,246,829
Shell PLC, ADR	84,834	7,889,562
Tungsten West PLC (A)(B)	18,534,723	8,710,998
United States 23.7%		156,184,885
Acuity, Inc.	20,484	5,740,026
Alphabet, Inc., Class C	42,541	12,203,311
Applied Materials, Inc.	15,553	5,315,860
Dow, Inc.	123,330	5,136,695
Graphic Packaging Holding Company	555,981	5,526,451
Honeywell International, Inc.	59,091	13,356,339
Huntington Bancshares, Inc.	431,998	6,760,769
IBM Corp.	27,826	6,744,744
IQVIA Holdings, Inc. (A)	38,048	6,488,706
Jacobs Solutions, Inc.	40,761	5,188,060
KBR, Inc.	196,455	7,241,331
Keysight Technologies, Inc. (A)	28,153	7,949,563
Labcorp Holdings, Inc.	33,278	8,878,903
Lennar Corp., Class A (C)	31,212	2,710,450
Marvell Technology, Inc.	179,813	17,810,476
Mativ Holdings, Inc. (C)	363,908	3,166,000
ONEOK, Inc.	77,391	6,995,372
Oracle Corp. (C)	22,087	3,249,219
3	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Sysco Corp. (C)	145,940	$10,409,900
The Walt Disney Company	65,378	6,301,132
Uber Technologies, Inc. (A)	79,175	5,695,058
Westlake Corp.	28,390	3,316,520

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.2%					$1,395,383
(Cost $1,438,585)
Namibia 0.2%					1,395,383
Andrada Mining, Ltd. (E)	12.000	12-31-26	GBP	1,100,000	1,395,383

	Yield (%)	Shares	Value
Short-term investments 28.3%			$186,705,356
(Cost $186,705,028)
Short-term funds 28.3%			186,705,356
Fidelity Government Portfolio, Institutional Class	3.5629(F)	169,665,133	169,665,133
John Hancock Collateral Trust (G)	3.6657(F)	1,703,835	17,040,223

Total investments (Cost $594,863,107) 94.5%	$622,836,759
Other assets and liabilities, net 5.5%	35,906,091
Total net assets 100.0%	$658,742,850

	Shares	Value
Securities sold short (0.9)%		$(6,235,717)
(Proceeds received $5,464,742)
Japan (0.5)%		(3,660,463)
Fuji Media Holdings, Inc.	(143,400)	(3,660,463)
Sweden (0.4)%		(2,575,254)
Hennes & Mauritz AB, B Shares	(137,649)	(2,575,254)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	4

(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Materials	15.3%
Financials	8.8%
Information technology	8.6%
Energy	8.2%
Health care	7.7%
Industrials	6.8%
Communication services	5.7%
Consumer discretionary	3.5%
Consumer staples	1.6%
Short-term investments and other	33.8%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 0.40%	At Maturity	SEK	7,795,419	Jun 2026	GSI	—	$126,497	$126,497
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,368,160	Jun 2026	GSI	—	395,756	395,756
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.30%	At Maturity	EUR	1,504,542	Jun 2026	GSI	—	(199,820)	(199,820)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.32%	At Maturity	EUR	874,104	Jun 2026	GSI	—	(142,218)	(142,218)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	370,868	Jul 2026	GSI	—	(75,896)	(75,896)
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	353,589	Oct 2026	GSI	—	(96,620)	(96,620)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	549,499	Jan 2027	GSI	—	(101,966)	(101,966)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	778,955	Feb 2027	GSI	—	(4,045)	(4,045)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 1.75%	At Maturity	EUR	1,060,861	May 2027	GSI	—	274,476	274,476
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	298,007	May 2027	GSI	—	(192,580)	(192,580)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.40%	At Maturity	SEK	12,317,210	May 2027	GSI	—	(136,891)	(136,891)
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,101,090	Jun 2027	GSI	—	(265,925)	(265,925)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 1.20%	At Maturity	EUR	1,532,517	Jun 2027	GSI	—	130,119	130,119
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	6

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,513,647	Jul 2027	GSI	—	$220,529	$220,529
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,295,509	Sep 2027	GSI	—	306,607	306,607
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,159,159	Sep 2027	GSI	—	(36,192)	(36,192)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	312,223,936	Oct 2027	GSI	—	(267,352)	(267,352)
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	184,331,283	Nov 2027	GSI	—	4,157	4,157
Pay	Fujitsu, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	340,691,710	Dec 2027	GSI	—	351,197	351,197
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	104,147,107	Dec 2027	GSI	—	1,951	1,951
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.46%	At Maturity	CHF	611,281	Jan 2028	GSI	—	(45,265)	(45,265)
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,854,609	Jan 2028	GSI	—	(478,177)	(478,177)
Pay	Moelis & Company, Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,911,988	Feb 2028	GSI	—	314,760	314,760
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,730,463	Feb 2028	GSI	—	424,690	424,690
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,506,657	Feb 2028	GSI	—	180,114	180,114
Pay	Dick’s Sporting Goods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,511,336	Mar 2028	GSI	—	(118,648)	(118,648)
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	241,688	Mar 2028	GSI	—	(173,710)	(173,710)
7	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,139,669	Mar 2028	GSI	—	$(61,456)	$(61,456)
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	919,183	Mar 2028	GSI	—	6,649	6,649
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.83%	At Maturity	AUD	1,625,321	Apr 2028	GSI	—	102,049	102,049
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	1,883,437	May 2028	GSI	—	(57,509)	(57,509)
Pay	TS Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.50%	At Maturity	USD	2,567,496	May 2028	GSI	—	(877,435)	(877,435)
Pay	Kadant, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	5,594,892	Jun 2028	GSI	—	328,489	328,489
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 1.75%	At Maturity	JPY	239,622,816	Sep 2028	GSI	—	104,662	104,662
Pay	Grindr, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,258,300	Sep 2028	GSI	—	384,431	384,431
Pay	Treasury Wine Estates, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	1,261,471	Sep 2028	GSI	—	371,770	371,770
Pay	Pan Pacific International Holdings Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	294,073,913	Dec 2028	GSI	—	(45,633)	(45,633)
Pay	Chewy, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,273,658	Dec 2028	GSI	—	448,351	448,351
Pay	Coinbase Global, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,776,799	Dec 2028	GSI	—	555,541	555,541
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 1.50%	At Maturity	JPY	4,973,208	Dec 2028	GSI	—	(5,313)	(5,313)
Pay	Lundin Gold, Inc.	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	5,504,483	Dec 2028	GSI	—	(19,372)	(19,372)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	8

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Snowflake, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,132,536	Dec 2028	GSI	—	$547,711	$547,711
Pay	SoFi Technologies, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	3,118,965	Dec 2028	GSI	—	783,068	783,068
Pay	HD Hyundai Heavy Industries Company, Ltd.	USD Federal Funds Compounded OIS - 2.75%	At Maturity	USD	1,815,502	Dec 2028	GSI	—	192,893	192,893
Pay	Mitsubishi Heavy Industries, Ltd.	JPY TONAR Compounded OIS + 0.20%	At Maturity	JPY	256,323,713	Dec 2028	GSI	—	(42,020)	(42,020)
Pay	Sandisk Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	4,027,581	Jan 2029	GSI	—	(1,648,862)	(1,648,862)
Pay	Alliance Laundry Holdings, Inc.	USD Federal Funds Compounded OIS - 0.76%	At Maturity	USD	3,000,457	Jan 2029	GSI	—	123,708	123,708
Pay	Dowa Holdings Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	291,369,724	Jan 2029	GSI	—	(142,059)	(142,059)
Pay	Sharp Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	418,314,293	Jan 2029	GSI	—	477,114	477,114
Pay	Palomar Holdings, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,013,192	Jan 2029	GSI	—	114,066	114,066
Pay	AppLovin Corp., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,726,244	Jan 2029	GSI	—	642,857	642,857
Pay	NEXTDC, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	2,588,794	Feb 2029	GSI	—	229,735	229,735
Pay	Infosys, Ltd., ADR	USD Federal Funds Compounded OIS - 8.38%	At Maturity	USD	3,225,092	Feb 2029	GSI	—	410,992	410,992
Pay	GMO Payment Gateway, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	350,768,628	Feb 2029	GSI	—	(229,998)	(229,998)
Pay	Mitsui Chemicals, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	618,598,497	Feb 2029	GSI	—	349,457	349,457
9	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	The Chiba Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	565,618,227	Mar 2029	GSI	—	$(88,038)	$(88,038)
Pay	DBS Group Holdings, Ltd.	SGD SORA Compounded OIS - 0.50%	At Maturity	SGD	3,127,128	Mar 2029	GSI	—	(90,111)	(90,111)
Pay	Hays PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	1,366,890	Mar 2029	GSI	—	202,650	202,650
Pay	Japan Post Bank Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	599,780,170	Mar 2029	GSI	—	138,641	138,641
Pay	Marubeni Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	580,451,465	Mar 2029	GSI	—	(383,948)	(383,948)
Pay	Sumitomo Metal Mining Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	741,654,316	Mar 2029	GSI	—	670,855	670,855
Pay	AGC, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	754,552,583	Mar 2029	GSI	—	117,483	117,483
Pay	KakaoBank Corp.	USD Federal Funds Compounded OIS - 3.55%	At Maturity	USD	1,863,802	Mar 2029	GSI	—	(17,153)	(17,153)
Pay	Rollins, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	2,613,913	Mar 2029	GSI	—	134,985	134,985
Pay	Wipro, Ltd., ADR	USD Federal Funds Compounded OIS - 8.99%	At Maturity	USD	120,390	Mar 2029	GSI	—	1,255	1,255
Pay	POSCO Future M Company, Ltd.	USD Federal Funds Compounded OIS - 5.50%	At Maturity	USD	44,041	Mar 2029	GSI	—	(1,616)	(1,616)
Pay	Sekisui Chemical Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	333,450,080	Mar 2029	GSI	—	(84,973)	(84,973)
Pay	Tenaris SA	USD Federal Funds Compounded OIS - 0.49%	At Maturity	USD	4,502,680	Mar 2029	GSI	—	(34,883)	(34,883)
Pay	Singapore Airlines, Ltd.	SGD SORA Compounded OIS - 0.50%	At Maturity	SGD	3,397,662	Mar 2029	GSI	—	(15,052)	(15,052)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	10

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Beiersdorf AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	1,818,269	Dec 2028	HSBC	—	$120,969	$120,969
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	654,752	Dec 2028	HSBC	—	(113,346)	(113,346)
Pay	Hilton Grand Vacations, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	2,054,595	Dec 2028	HSBC	—	187,995	187,995
Pay	Moelis & Company, Class A	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	386,874	Dec 2028	HSBC	—	41,995	41,995
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	219,425,000	Dec 2028	HSBC	—	(29,567)	(29,567)
Pay	Tetra Tech, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,800,085	Dec 2028	HSBC	—	247,454	247,454
Pay	Texas Roadhouse, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	2,060,185	Dec 2028	HSBC	—	83,564	83,564
Pay	The Blackstone Group, Inc.	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	1,236,959	Dec 2028	HSBC	—	274,223	274,223
Pay	Infosys, Ltd., ADR	USD SOFR Compounded OIS - 0.15%	At Maturity	USD	60,516	Feb 2029	HSBC	—	1,962	1,962
Pay	Sonova Holding AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	1,637,773	Mar 2029	HSBC	—	111,151	111,151
Pay	Hexagon AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	54,584,038	Dec 2026	JPM	—	346,427	346,427
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,775,816	Apr 2028	JPM	—	(84,196)	(84,196)
Pay	Bank of Hawaii Corp.	USD OBFR - 0.25%	At Maturity	USD	1,139,052	Apr 2028	JPM	—	(56,602)	(56,602)
Pay	Carvana Company	USD OBFR - 0.25%	At Maturity	USD	3,605,529	Apr 2028	JPM	—	577,416	577,416
Pay	Church & Dwight Company, Inc.	USD OBFR - 0.25%	At Maturity	USD	3,407,086	Apr 2028	JPM	—	14,151	14,151
Pay	Costco Wholesale Corp.	USD OBFR - 0.25%	At Maturity	USD	1,914,374	Apr 2028	JPM	—	(110,260)	(110,260)
Pay	Dick’s Sporting Goods, Inc.	USD OBFR - 0.25%	At Maturity	USD	2,457,663	Apr 2028	JPM	—	62,856	62,856
Pay	Fastenal Company	USD OBFR - 0.25%	At Maturity	USD	3,128,450	Apr 2028	JPM	—	(212,260)	(212,260)
11	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Liberty Global, Ltd., Class C	USD OBFR - 0.25%	At Maturity	USD	1,505,737	Apr 2028	JPM	—	$(47,539)	$(47,539)
Pay	National Beverage Corp.	USD OBFR - 0.25%	At Maturity	USD	1,794,081	Apr 2028	JPM	—	96,235	96,235
Pay	Occidental Petroleum Corp.	USD OBFR - 0.25%	At Maturity	USD	1,742,621	Apr 2028	JPM	—	(615,699)	(615,699)
Pay	ON Semiconductor Corp.	USD OBFR - 0.25%	At Maturity	USD	1,581,544	Apr 2028	JPM	—	(155,796)	(155,796)
Pay	Palantir Technologies, Inc., Class A	USD OBFR - 0.25%	At Maturity	USD	1,210,369	Apr 2028	JPM	—	38,447	38,447
Pay	Tesla, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,243,289	Apr 2028	JPM	—	163,131	163,131
Pay	Tetra Tech, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,120,505	Apr 2028	JPM	—	124,356	124,356
Pay	The Hershey Company	USD OBFR - 0.25%	At Maturity	USD	3,205,695	Apr 2028	JPM	—	(235,962)	(235,962)
Pay	Tractor Supply Company	USD OBFR - 0.25%	At Maturity	USD	2,464,813	Apr 2028	JPM	—	275,779	275,779
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	1,679,746	Apr 2028	JPM	—	205,510	205,510
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	1,331,429	Apr 2028	JPM	—	203,146	203,146
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 1.71%	At Maturity	EUR	77,899	Apr 2028	JPM	—	(679)	(679)
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.47%	At Maturity	AUD	1,971,879	Apr 2028	JPM	—	388,794	388,794
Pay	Continental AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	292,997	Apr 2028	JPM	—	6,658	6,658
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	340,802,736	Apr 2028	JPM	—	216,139	216,139
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	569,798	Apr 2028	JPM	—	32,320	32,320
Pay	EQT AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	38,006,558	Apr 2028	JPM	—	253,022	253,022
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 0.37%	At Maturity	SEK	12,755,184	Apr 2028	JPM	—	176,971	176,971
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	12

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 1.16%	At Maturity	JPY	36,165,503	Apr 2028	JPM	—	$(98,272)	$(98,272)
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	227,974,093	Apr 2028	JPM	—	(817,412)	(817,412)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.35%	At Maturity	JPY	222,821,522	Apr 2028	JPM	—	218,431	218,431
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,475,783	Apr 2028	JPM	—	27,663	27,663
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	1,839,589	Apr 2028	JPM	—	(6,816)	(6,816)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,290,258	Apr 2028	JPM	—	156,537	156,537
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	424,545	Apr 2028	JPM	—	7,037	7,037
Pay	Lennox International, Inc.	USD OBFR - 0.25%	At Maturity	USD	2,504,198	Apr 2028	JPM	—	224,688	224,688
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,511,226	Aug 2028	JPM	—	292,137	292,137
Pay	Alstom SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,574,872	Aug 2028	JPM	—	(245,531)	(245,531)
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,011,596	Aug 2028	JPM	—	140,997	140,997
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,093,467	Sep 2028	JPM	—	253,846	253,846
Pay	Akzo Nobel NV	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	2,536,143	Sep 2028	JPM	—	205,633	205,633
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	57,932,070	Sep 2028	JPM	—	176,162	176,162
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,394,172	Sep 2028	JPM	—	(287,839)	(287,839)
Pay	Sunbelt Rentals Holdings, Inc.	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,154,932	Oct 2028	JPM	—	63,990	63,990
Pay	UBS Group AG	USD OBFR - 0.25%	At Maturity	USD	3,293,946	Oct 2028	JPM	—	125,864	125,864
13	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	MIPS AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	14,366,471	Oct 2028	JPM	—	$376,858	$376,858
Pay	Standard Life PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,733,229	Nov 2028	JPM	—	(16,922)	(16,922)
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	533,294	Nov 2028	JPM	—	(72,367)	(72,367)
Pay	Beiersdorf AG	EUR ESTR Compounded OIS - 0.30%	At Maturity	EUR	1,308,936	Dec 2028	JPM	—	18,463	18,463
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	572,225	Dec 2028	JPM	—	(9,497)	(9,497)
Pay	Hilton Grand Vacations, Inc.	USD OBFR - 0.25%	At Maturity	USD	1,305,182	Dec 2028	JPM	—	108,433	108,433
Pay	Lifenet Insurance Company	JPY TONAR Compounded OIS - 1.36%	At Maturity	JPY	74,476,474	Dec 2028	JPM	—	12,311	12,311
Pay	Saab AB, B Shares	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	33,389,454	Dec 2028	JPM	—	(503,728)	(503,728)
Pay	Treasury Wine Estates, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	388,472	Dec 2028	JPM	—	56,551	56,551
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	26,062,219	Feb 2029	JPM	—	237,333	237,333
Pay	NEXTDC, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	482,710	Feb 2029	JPM	—	38,377	38,377
Pay	KakaoBank Corp.	USD OBFR - 2.25%	At Maturity	USD	569,927	Mar 2029	JPM	—	93	93
Pay	Hays PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	152,260	Mar 2029	JPM	—	(933)	(933)
Pay	Sonova Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	61,758	Mar 2029	JPM	—	389	389
Pay	Lonza Group AG	CHF SARON Compounded OIS - 0.34%	At Maturity	CHF	168,635	Apr 2029	JPM	—	40	40
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.63%	At Maturity	EUR	218,130	Jul 2026	MSI	—	(50,953)	(50,953)
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	78,933	Jan 2027	MSI	—	12,631	12,631
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	14

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	1,170,994	Sep 2027	MSI	—	$(83,558)	$(83,558)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 4.00%	At Maturity	EUR	72,420	Mar 2028	MSI	—	(2,661)	(2,661)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	760,411	Apr 2028	MSI	—	17,578	17,578
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.84%	At Maturity	JPY	278,348,076	Apr 2028	MSI	—	(573,679)	(573,679)
Pay	Breville Group, Ltd.	AUD AONIA Compounded OIS - 0.40%	At Maturity	AUD	175,917	Dec 2028	MSI	—	5,277	5,277
Pay	Fubon Financial Holding Company, Ltd.	USD Federal Funds Compounded OIS - 0.40%	At Maturity	USD	461,396	Dec 2028	MSI	—	46,241	46,241
Pay	Caris Life Sciences, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,682,707	Jan 2029	MSI	—	483,173	483,173
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,258,146	Jan 2029	MSI	—	222,894	222,894
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	352,192	Jan 2029	MSI	—	63,725	63,725
Pay	Fuji Media Holdings, Inc.	JPY TONAR Compounded OIS - 4.00%	At Maturity	JPY	1,865,241	Feb 2029	MSI	—	(1,366)	(1,366)
Pay	Wipro, Ltd., ADR	USD Federal Funds Compounded OIS - 10.30%	At Maturity	USD	5,442,223	Feb 2029	MSI	—	530,656	530,656
Pay	HD Hyundai Heavy Industries Company, Ltd.	USD Federal Funds Compounded OIS - 2.63%	At Maturity	USD	773,802	Mar 2029	MSI	—	96,828	96,828
Pay	POSCO Future M Company, Ltd.	USD Federal Funds Compounded OIS - 5.63%	At Maturity	USD	1,975,801	Mar 2029	MSI	—	35,878	35,878
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	739,181	Aug 2028	UBS	—	(193,079)	(193,079)
15	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	KION Group AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	343,098	Aug 2028	UBS	—	$25,590	$25,590
Pay	Boliden AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	26,798,877	Aug 2028	UBS	—	(706,258)	(706,258)
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	202,709	Aug 2028	UBS	—	18,246	18,246
Pay	Aroundtown SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	1,369,416	Aug 2028	UBS	—	366,600	366,600
Pay	SKF AB, B Shares	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	10,884,508	Sep 2028	UBS	—	58,385	58,385
Pay	Sunbelt Rentals Holdings, Inc.	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,216,670	Sep 2028	UBS	—	77,006	77,006
Pay	Continental AG	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	942,470	Oct 2028	UBS	—	28,965	28,965
Pay	International Paper Company	USD OBFR - 0.30%	At Maturity	USD	5,213,064	Oct 2028	UBS	—	785,535	785,535
Pay	Lundin Gold, Inc.	CAD CORRA Compounded OIS - 0.33%	At Maturity	CAD	3,148,015	Oct 2028	UBS	—	(32,166)	(32,166)
Pay	Alstom SA	EUR ESTR Compounded OIS - 0.33%	At Maturity	EUR	738,624	Nov 2028	UBS	—	(7,004)	(7,004)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 1.75%	At Maturity	EUR	272,916	Nov 2028	UBS	—	41,622	41,622
Pay	Standard Life PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	825,869	Nov 2028	UBS	—	29,661	29,661
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,404,157	Nov 2028	UBS	—	49,986	49,986
Pay	Spirax Group PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	1,161,310	Nov 2028	UBS	—	147,751	147,751
Pay	EMS-Chemie Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	339,599	Dec 2028	UBS	—	(15,630)	(15,630)
Pay	EQT AB	SEK SIOR Compounded OIS - 0.33%	At Maturity	SEK	1,042,785	Dec 2028	UBS	—	14,047	14,047
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	16

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Pan Pacific International Holdings Corp.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	108,869,344	Dec 2028	UBS	—	$15,875	$15,875
Pay	Shimano, Inc.	JPY TONAR Compounded OIS - 0.30%	At Maturity	JPY	139,317,861	Dec 2028	UBS	—	(1,713)	(1,713)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	386,453	Dec 2028	UBS	—	(24,369)	(24,369)
Pay	Texas Roadhouse, Inc.	USD OBFR - 0.15%	At Maturity	USD	1,309,706	Dec 2028	UBS	—	52,197	52,197
Pay	The Blackstone Group, Inc.	USD OBFR - 0.30%	At Maturity	USD	1,022,373	Dec 2028	UBS	—	120,458	120,458
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	1,289,469	Jan 2029	UBS	—	(20,929)	(20,929)
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 1.25%	At Maturity	EUR	563,784	Feb 2029	UBS	—	37,232	37,232
Pay	DBS Group Holdings, Ltd.	SGD SORA Compounded OIS - 0.35%	At Maturity	SGD	1,659,707	Mar 2029	UBS	—	(43,507)	(43,507)
Pay	Sonova Holding AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	355,479	Mar 2029	UBS	—	12,251	12,251
Pay	Wipro, Ltd., ADR	USD OBFR - 10.51%	At Maturity	USD	769,754	Mar 2029	UBS	—	47,638	47,638
Pay	Lonza Group AG	CHF SARON Compounded OIS - 0.30%	At Maturity	CHF	1,848,729	Mar 2029	UBS	—	(128,312)	(128,312)
Pay	Infosys, Ltd., ADR	USD OBFR - 0.15%	At Maturity	USD	321,166	Mar 2029	UBS	—	(2,880)	(2,880)
Receive	Qiagen NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	1,326,372	Dec 2026	GSI	—	(53,353)	(53,353)
Receive	Samsung Electronics Company, Ltd.	USD Federal Funds Compounded OIS + 0.76%	At Maturity	USD	258,412	Dec 2026	GSI	—	165,098	165,098
Receive	NongShim Company, Ltd.	USD Federal Funds Compounded OIS + 0.76%	At Maturity	USD	5,734,591	Oct 2028	GSI	—	(1,127,566)	(1,127,566)
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	829,970,879	Nov 2028	GSI	—	456,709	456,709
Receive	Sony Group Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	1,621,164,710	Nov 2028	GSI	—	(1,908,814)	(1,908,814)
17	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Stanley Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	471,396,565	Nov 2028	GSI	—	$(151,557)	$(151,557)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	1,056,463,647	Nov 2028	GSI	—	331,078	331,078
Receive	Huntington Bancshares, Inc.	USD Federal Funds Compounded OIS + 0.51%	At Maturity	USD	144,258	Nov 2028	GSI	—	(1,306)	(1,306)
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	141,719	Dec 2028	GSI	—	28,206	28,206
Receive	IMCD NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	126,824	Dec 2028	GSI	—	27,098	27,098
Receive	Grupo Financiero Banorte SAB de CV, Series O	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	3,729,105	Jan 2029	GSI	—	(107,929)	(107,929)
Receive	Smiths Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	4,380,112	Jan 2029	GSI	—	(511,796)	(511,796)
Receive	TOTO, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	1,169,005,650	Feb 2029	GSI	—	(944,316)	(944,316)
Receive	Samsung Electronics Company, Ltd.	USD Federal Funds Compounded OIS + 0.76%	At Maturity	USD	7,452,086	Feb 2029	GSI	—	(1,133,580)	(1,133,580)
Receive	Admiral Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	97,051	Mar 2029	GSI	—	(5,304)	(5,304)
Receive	Renesas Electronics Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	7,249,132	Mar 2029	GSI	—	(4,234)	(4,234)
Receive	Qiagen NV	EUR ESTR Compounded OIS + 0.30%	At Maturity	EUR	7,163,320	Dec 2026	HSBC	—	(979,891)	(979,891)
Receive	IMCD NV	EUR ESTR Compounded OIS + 0.30%	At Maturity	EUR	4,851,034	Dec 2028	HSBC	—	895,630	895,630
Receive	BAE Systems PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	2,513,619	Dec 2028	HSBC	—	472,978	472,978
Receive	Admiral Group PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	6,381,426	Feb 2029	HSBC	—	505,845	505,845
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	18

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Renesas Electronics Corp.	JPY TONAR Compounded OIS + 0.17%	At Maturity	JPY	494,521,109	Mar 2029	HSBC	—	$(460,906)	$(460,906)
Receive	AIB Group PLC	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	4,026,120	Apr 2029	HSBC	—	301,242	301,242
Receive	NatWest Group PLC	GBP SONIA Compounded OIS + 0.38%	At Maturity	GBP	4,447,203	Apr 2029	HSBC	—	133,938	133,938
Receive	Roche Holding AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	5,208,929	Apr 2029	HSBC	—	102,906	102,906
Receive	Hiscox, Ltd.	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	2,764,518	Apr 2028	JPM	—	289,055	289,055
Receive	The Weir Group PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	11,333,934	Apr 2028	JPM	—	868,809	868,809
Receive	Hikma Pharmaceuticals PLC	GBP SONIA Compounded OIS + 0.40%	At Maturity	GBP	5,175,048	May 2028	JPM	—	(1,248,910)	(1,248,910)
Receive	Samsung Electronics Company, Ltd.	USD OBFR + 1.00%	At Maturity	USD	5,552,705	Jun 2028	JPM	—	2,212,396	2,212,396
Receive	Banco Bradesco SA	USD OBFR + 0.60%	At Maturity	USD	5,724,008	Jan 2029	JPM	—	(126,758)	(126,758)
Receive	SMC Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	10,953,285	Dec 2028	MSI	—	9,937	9,937
Receive	Sony Group Corp.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	38,258,774	Dec 2028	MSI	—	(51,581)	(51,581)
Receive	Stanley Electric Company, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	8,085,825	Dec 2028	MSI	—	(2,645)	(2,645)
Receive	Toyo Suisan Kaisha, Ltd.	JPY TONAR Compounded OIS + 0.50%	At Maturity	JPY	14,668,399	Dec 2028	MSI	—	(459)	(459)
Receive	Cie Generale des Etablissements Michelin SCA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	5,517,865	Feb 2029	MSI	—	(516,680)	(516,680)
Receive	Bureau Veritas SA	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	7,190,998	Jul 2028	UBS	—	(529,871)	(529,871)
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	4,851,686	Jul 2028	UBS	—	(930,874)	(930,874)
19	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ABN AMRO Bank NV	EUR ESTR Compounded OIS + 0.33%	At Maturity	EUR	5,286,968	Feb 2029	UBS	—	$(273,988)	$(273,988)
								—	$4,545,279	$4,545,279
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Reference rates as of March 31, 2026 were as follows:
AONIA - 4.100%
CORRA - 2.270%
ESTR - 1.929%
Federal Funds - 3.640%
OBFR - 3.640%
SARON - (0.066%)
SIOR - 1.782%
SOFR - 3.680%
SONIA - 3.730%
SORA - 0.995%
TONAR - 0.727%
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	20

OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $591,320,422. Net unrealized appreciation aggregated to $29,825,899, of which $50,602,864 related to gross unrealized appreciation and $20,776,965 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
21	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $577,823,212) including $16,282,734 of securities loaned	$605,796,536
Affiliated investments, at value (Cost $17,039,895)	17,040,223
Total investments, at value (Cost $594,863,107)	622,836,759
Swap contracts, at value	27,407,620
Foreign currency, at value (Cost $21,725,936)	21,546,427
Collateral segregated at custodian for OTC derivative contracts	3,520,000
Collateral at prime broker	6,377,157
Dividends and interest receivable	1,850,882
Receivable for fund shares sold	56,193,022
Receivable for investments sold	3,624,710
Receivable for securities lending income	5,826
Other assets	147,627
Total assets	743,510,030
Liabilities
Swap contracts, at value	22,862,341
Securities sold short, at value (Proceeds received $5,464,742)	6,235,717
Due to custodian	94,289
Payable for investments purchased	37,697,915
Payable for fund shares repurchased	409,366
Payable upon return of securities loaned	17,041,732
Payable to affiliates
Accounting and legal services fees	24,026
Transfer agent fees	34,147
Trustees’ fees	513
Other liabilities and accrued expenses	367,134
Total liabilities	84,767,180
Net assets	$658,742,850
Net assets consist of
Paid-in capital	$599,880,504
Total distributable earnings (loss)	58,862,346
Net assets	$658,742,850
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	22

STATEMENT OF ASSETS AND LIABILITIES 3-31-26  (continued)

Net asset value per share

Class A ($41,086,502 ÷ 2,411,675 shares)[1]	$17.04
Class C ($1,483,228 ÷ 87,294 shares)[1]	$16.99
Class I ($405,766,637 ÷ 23,272,648 shares)	$17.44
Class R6 ($99,401,348 ÷ 5,830,597 shares)	$17.05
Class NAV ($111,005,135 ÷ 6,515,540 shares)	$17.04
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
23	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$11,317,480
Interest	223,561
Securities lending, net	119,277
Less foreign taxes withheld	(560,928)
Total investment income	11,099,390
Expenses
Investment management fees	5,447,693
Distribution and service fees	86,902
Accounting and legal services fees	72,309
Transfer agent fees	289,261
Trustees’ fees	7,809
Custodian fees	99,554
State registration fees	118,434
Professional fees	163,835
Dividends on investment sold short	159,345
Other	116,506
Total expenses	6,561,648
Less expense reductions	(34,946)
Net expenses	6,526,702
Net investment income	4,572,688
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	56,451,335
Affiliated investments	(1,814)
Securities sold short	(465,864)
Written options	(1,251,365)
Swap contracts	5,551,441
60,283,733
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	32,924,018
Affiliated investments	351
Securities sold short	(843,051)
Written options	(277,506)
Swap contracts	2,258,694
34,062,506
Net realized and unrealized gain	94,346,239
Increase in net assets from operations	$98,918,927
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	24

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Period ended 3-31-25[1]	Year ended 8-31-24[2]
Increase (decrease) in net assets
From operations
Net investment income	$4,572,688	$330,418	$1,760,117
Net realized gain	60,283,733	4,611,464	18,083,483
Change in net unrealized appreciation (depreciation)	34,062,506	(7,848,396)	6,255,130
Increase (decrease) in net assets resulting from operations	98,918,927	(2,906,514)	26,098,730
Distributions to shareholders
From earnings
Class A	(2,584,810)	(1,663,308)	(124,802)
Class C	(73,098)	(1,761)	—
Class I	(17,348,135)	(20,280,226)	(2,188,902)
Class R6	(7,434,673)	(2,599)	—
Class NAV	(8,786,632)	—	—
Total distributions	(36,227,348)	(21,947,894)	(2,313,704)
Issued in reorganization	210,453,890	—	—
From fund share transactions	469,883,573	(27,626,267)	563,819
Total increase (decrease)	532,575,152	(52,480,675)	24,348,845
Net assets
Beginning of year	126,167,698	178,648,373	154,299,528
End of year	$658,742,850	$126,167,698	$178,648,373

[1]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[2]	Audited by previous independent registered public accounting firm.
25	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25[1,2]	8-31-24[3]	8-31-23[3]	8-31-22[3]	8-31-21[3]
Per share operating performance
Net asset value, beginning of period	$14.53	$16.72	$14.48	$13.43	$12.01	$9.61
Net investment income (loss)[4]	0.13	0.03	0.14	0.15	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	3.68	(0.07)	2.30	1.20	1.41	2.43
Total from investment operations	3.81	(0.04)	2.44	1.35	1.42	2.40
Less distributions
From net investment income	(0.23)	(0.20)	(0.20)	(0.30)	—	—
From net realized gain	(1.07)	(1.95)	—	—	—	—
Total distributions	(1.30)	(2.15)	(0.20)	(0.30)	—	—
Net asset value, end of period	$17.04	$14.53	$16.72	$14.48	$13.43	$12.01
Total return (%)[5,6]	26.57	0.09[7]	17.02	10.16	11.82	24.97
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$12	$14	$9	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.94	2.32[8]	2.03	2.64	2.81	2.54
Expenses including reductions	1.93[9]	1.95[8,9]	2.03[9]	2.64[9]	2.81[9]	2.54[9]
Net investment income (loss)	0.88	0.35[10]	0.84	1.09	0.09	(0.32)
Portfolio turnover (%)	230[11]	125	198	172	161	102

[1]	After the close of business on 10-18-24, holders of Investor Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class A.
[2]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[3]	Audited by previous independent registered public accounting firm.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Expenses including reductions excluding dividend and interest expense were 1.89%, 1.95%, 2.03%, 2.05%, 2.06% and 2.08% for the periods ended 3-31-26, 3-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[10]	Annualized.
[11]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	26

CLASS C SHARES Period ended	3-31-26	3-31-25[1]
Per share operating performance
Net asset value, beginning of period	$14.50	$15.12
Net investment income (loss)[2]	0.04	(0.05)
Net realized and unrealized gain (loss) on investments	3.63	(0.04)
Total from investment operations	3.67	(0.09)
Less distributions
From net investment income	(0.11)	(0.05)
From net realized gain	(1.07)	(0.48)
Total distributions	(1.18)	(0.53)
Net asset value, end of period	$16.99	$14.50
Total return (%)[3,4]	25.66	(0.15)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.70	3.06[7]
Expenses including reductions	2.69[8]	2.70[7]
Net investment income (loss)	0.26	(0.80)[9]
Portfolio turnover (%)	230[10]	125

[1]	The inception date for Class C shares is 10-21-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Expenses including reductions excluding dividend expense were 2.65% for the year ended 3-31-26.
[9]	Annualized.
[10]	Excludes reorganization activity.
27	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-26	3-31-25[1,2]	8-31-24[3]	8-31-23[3]	8-31-22[3]	8-31-21[3]
Per share operating performance
Net asset value, beginning of period	$14.84	$17.05	$14.74	$13.65	$12.18	$9.72
Net investment income (loss)[4]	0.20	0.04	0.17	0.19	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	3.74	(0.07)	2.36	1.22	1.42	2.48
Total from investment operations	3.94	(0.03)	2.53	1.41	1.47	2.47
Less distributions
From net investment income	(0.27)	(0.23)	(0.22)	(0.32)	—	(0.01)
From net realized gain	(1.07)	(1.95)	—	—	—	—
Total distributions	(1.34)	(2.18)	(0.22)	(0.32)	—	(0.01)
Net asset value, end of period	$17.44	$14.84	$17.05	$14.74	$13.65	$12.18
Total return (%)[5]	26.92	0.18[6]	17.38	10.38	12.07	25.39
Ratios and supplemental data
Net assets, end of period (in millions)	$406	$114	$165	$145	$115	$103
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	2.07[7]	1.78	2.39	2.56	2.29
Expenses including reductions	1.68[8]	1.70[7,8]	1.78[8]	2.39[8]	2.56[8]	2.29[8]
Net investment income (loss)	1.21	0.36[9]	1.09	1.34	0.34	(0.07)
Portfolio turnover (%)	230[10]	125	198	172	161	102

[1]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[2]	After the close of business on 10-18-24, holders of Institutional Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class I.
[3]	Audited by previous independent registered public accounting firm.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Expenses including reductions excluding dividend and interest expense were 1.64%, 1.70%,1.78%, 1.80%, 1.81% and 1.83% for the periods ended 3-31-26, 3-31-25, 8-31-24, 8-31-23, 8-31-22 and 8-31-21, respectively.
[9]	Annualized.
[10]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	28

CLASS R6 SHARES Period ended	3-31-26	3-31-25[1]
Per share operating performance
Net asset value, beginning of period	$14.54	$15.12
Net investment income[2]	0.17	0.02
Net realized and unrealized gain (loss) on investments	3.70	(0.04)
Total from investment operations	3.87	(0.02)
Less distributions
From net investment income	(0.29)	(0.08)
From net realized gain	(1.07)	(0.48)
Total distributions	(1.36)	(0.56)
Net asset value, end of period	$17.05	$14.54
Total return (%)[3]	27.08	0.36[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$99	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59	1.95[6]
Expenses including reductions	1.58[7]	1.58[6]
Net investment income	0.94	0.23[8]
Portfolio turnover (%)	230[9]	125

[1]	The inception date for Class R6 shares is 10-21-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Expenses including reductions excluding dividend expense were 1.54% for the year ended 3-31-26.
[8]	Annualized.
[9]	Excludes reorganization activity.
29	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	3-31-26[1,2]
Per share operating performance
Net asset value, beginning of period	$13.99
Net investment income[3]	0.22
Net realized and unrealized gain (loss) on investments	4.19
Total from investment operations	4.41
Less distributions
From net investment income	(0.29)
From net realized gain	(1.07)
Total distributions	(1.36)
Net asset value, end of period	$17.04
Total return (%)[4]	32.18[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	1.58
Expenses including reductions	1.57[6]
Net investment income	1.32[7]
Portfolio turnover (%)	230[8,9]

[1]	The inception date for Class NAV shares is 4-4-25.
[2]	Period ended 3-31-26.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Expenses including reductions excluding dividend expense were 1.53% for the period ended 3-31-26.
[7]	Annualized.
[8]	Excludes reorganization activity.
[9]	Period from 3-31-25 through 3-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	30

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Global Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV shares commenced operations on April 4, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
31	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$14,584,961	—	$14,584,961	—
Bermuda	6,544,518	$6,544,518	—	—
Canada	52,426,678	52,426,678	—	—
China	6,972,011	—	6,972,011	—
Denmark	15,034,234	3,457,367	11,576,867	—
France	25,473,354	10,702,127	14,771,227	—
Germany	13,244,804	—	13,244,804	—
India	10,223,167	10,223,167	—	—
Ireland	13,495,594	13,495,594	—	—
Israel	3,986,944	3,986,944	—	—
Italy	12,335,300	—	12,335,300	—
Japan	19,453,556	—	19,453,556	—
Mexico	9,096,742	9,096,742	—	—
Namibia	346,641	—	346,641	—
Netherlands	21,472,721	—	21,472,721	—
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	32

	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Portugal	$7,254,930	—	$7,254,930	—
South Korea	18,757,591	$6,854,326	11,903,265	—
United Kingdom	27,847,389	19,136,391	8,710,998	—
United States	156,184,885	156,184,885	—	—
Convertible bonds	1,395,383	—	—	$1,395,383
Short-term investments	186,705,356	186,705,356	—	—
Total investments in securities	$622,836,759	$478,814,095	$142,627,281	$1,395,383
Liabilities
Securities sold short	$(6,235,717)	—	$(6,235,717)	—
Derivatives:
Assets
Swap contracts	27,407,620	—	27,407,620	—
Liabilities
Swap contracts	(22,862,341)	—	(22,862,341)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Convertible bonds
Balance as of 3-31-25	$1,271,734
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	123,649
Balance as of 3-31-26	$1,395,383
Change in unrealized appreciation (depreciation) at period end[1]	$123,649

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
Securities sold short. The fund may engage in short sales and short sales “against the box.”. In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, a fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a fund is required to deliver the security, a fund will benefit from the difference in the price. If the price of a security has increased, the fund will be required to pay the difference.
In addition, the fund may make short sales of securities that the fund does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. Interest or short dividend expense is recorded as incurred. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Collateral posted by the fund is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities as Cash at prime broker. As of March 31, 2026,
33	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

securities with total market value of $22,118,768 and cash at prime broker of $6,377,157 were pledged as collateral.
The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security and theoretically the fund’s loss could be unlimited. The fund will generally realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a fund.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $16,282,734 and received $17,041,732 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	34

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $1,338.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
35	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

The tax character of distributions for the year ended March 31, 2026, the period ended March 31, 2025, and the year ended August 31, 2024 was as follows:
	March 31, 2026	March 31, 2025	August 31, 2024
Ordinary income	$26,571,515	$14,387,813	$2,313,704
Long-term capital gains	9,655,833	7,560,081	—
Total	$36,227,348	$21,947,894	$2,313,704
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $26,868,397 of undistributed ordinary income and $2,345,203 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, wash sale loss deferrals, investments in passive foreign investment companies and straddle loss deferrals.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	36

segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the year ended March 31, 2026, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging up to $1.4 million, as measured at each quarter end. There were no open written option contracts as of March 31, 2026.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
37	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the year ended March 31, 2026, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $73.7 million to $471.8 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at March 31, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Swap contracts, at value	Total return swaps	$27,407,620	$(22,862,341)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Swap contracts	$27,407,620	$(22,862,341)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Goldman Sachs International	$11,178,454	$(12,130,491)	$(952,037)	—	—	$(952,037)
HSBC Bank USA, N.A.	3,481,852	(1,583,710)	1,898,142	—	—	1,898,142
JPMorgan Chase Bank, N.A.	9,293,451	(4,953,978)	4,339,473	$4,339,473	—	—
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	38

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Morgan Stanley & Co. International PLC	$1,524,818	$(1,283,582)	$241,236	—	—	$241,236
UBS AG	1,929,045	(2,910,580)	(981,535)	—	$220,000	(761,535)
Totals	$27,407,620	$(22,862,341)	$4,545,279	$4,339,473	$220,000	$425,806
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Written options	Swap contracts	Total
Equity	$(1,251,365)	$5,551,441	$4,300,076
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended March 31, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options	Swap contracts	Total
Equity	$(277,506)	$2,258,694	$1,981,188
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.400% of the first $250 million of the fund’s average daily net assets, (b) 1.375% of the next $750 million of the fund’s average daily net assets, and (c) 1.350% of the fund’s average daily net assets in excess over $1 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
39	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 1.53% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees,(h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,837
Class C	102
Class I	19,705
Class	Expense reduction
Class R6	$3,775
Class NAV	8,527
Total	$34,946

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 1.38% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the year ended March 31, 2026, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	40

or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$75,603	$33,605
Class C	11,299	1,357
Class I	—	251,812
Class R6	—	2,487
Total	$86,902	$289,261
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,700,000.00	2	4.407%	$1,395
41	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Note 6—Fund share transactions
Transactions in fund shares for the year ended March 31, 2026, the period ended March 31, 2025 and the year ended August 31, 2024 were as follows:
	Year Ended 3-31-26		Period Ended 3-31-25		Year Ended 8-31-24[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	1,292,302	$21,172,011	469,032	$6,854,385	474,050	$7,409,646
Issued in reorganization (Note 10)	492,827	6,894,014	—	—	—	—
Distributions reinvested	156,644	2,489,074	101,389	1,509,913	7,329	109,781
Repurchased	(382,965)	(6,269,596)	(539,626)	(7,767,208)	(288,367)	(4,458,835)
Net increase	1,558,808	$24,285,503	30,795	$597,090	193,012	$3,060,592
Class C shares[2]
Sold	55,987	$921,403	3,582	$54,000	—	—
Issued in reorganization (Note 10)	66,091	922,507	—	—	—	—
Distributions reinvested	4,027	63,949	—	—	—	—
Repurchased	(42,393)	(680,827)	—	—	—	—
Net increase	83,712	$1,227,032	3,582	$54,000	—	—
Class I shares
Sold	14,550,226	$248,556,132	1,821,381	$26,971,417	2,718,812	$43,050,758
Issued in reorganization (Note 10)	4,323,444	61,778,124	—	—	—	—
Distributions reinvested	1,022,743	16,619,567	1,306,077	19,695,760	139,164	2,120,859
Repurchased	(4,283,074)	(70,890,397)	(5,141,746)	(75,004,312)	(3,031,839)	(47,668,390)
Net increase (decrease)	15,613,339	$256,063,426	(2,014,288)	$(28,337,135)	(173,863)	$(2,496,773)
Class R6 shares[3]
Sold	5,241,893	$90,689,346	4,600	$68,418	—	—
Issued in reorganization (Note 10)	3,679,696	51,507,644	—	—	—	—
Distributions reinvested	331,574	5,268,705	55	731	—	—
Repurchased	(3,426,575)	(51,294,356)	(646)	(9,371)	—	—
Net increase	5,826,588	$96,171,339	4,009	$59,778	—	—
Class NAV shares[4]
Sold	2,334,519	$39,821,726	—	—	—	—
Issued in reorganization (Note 10)	6,387,412	89,351,601	—	—	—	—
Distributions reinvested	553,314	8,786,632	—	—	—	—
Repurchased	(2,759,705)	(45,823,686)	—	—	—	—
Net increase	6,515,540	$92,136,273	—	—	—	—
Total net increase (decrease)	29,597,987	$469,883,573	(1,975,902)	$(27,626,267)	19,149	$563,819

[1]	Audited by previous independent registered public accounting firm.
[2]	The inception date for Class C shares is 10-21-24.
[3]	The inception date for Class R6 shares is 10-21-24.
[4]	The inception date for Class NAV shares is 4-4-25.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	42

Affiliates of the fund owned 85% and 100% of shares of Class R6 and Class NAV, respectively, on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $713,657,252 and $567,766,062, respectively, for the year ended March 31, 2026.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2026, funds within the John Hancock group of funds complex held 16.8% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	16.8%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,703,835	$1,111,725	$115,852,853	$(99,922,892)	$(1,814)	$351	$119,277	—	$17,040,223

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Reorganization
At its meeting held on December 10-12, 2024, the Board of Trustees of John Hancock Investment Trust (JHIT), of which JHIT Seaport Long/Short Fund (the Acquired Fund) was a series of, voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Disciplined Value Global/Long Short Fund (the Acquiring Fund) with a value equal to the net assets transferred.The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will
43	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 4, 2025. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Depreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Disciplined Value Global Long/Short Fund	John Hancock Seaport Long/Short Fund	$210,453,890	($13,755,763)	24,077,216	14,949,470	$121,057,538	$331,511,428
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at March 31, 2026. See Note 6 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on April 1, 2025, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the year ended March 31, 2026 are as follows:
Net Investment Income	$4,627,446
Net realized and unrealized gain	$83,429,793
Increase (decrease) in net assets from operations	$88,057,239
Note 11—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	44

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Disciplined Value Global Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Global Long/Short Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for the year ended March 31, 2026 and for the seven-month period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods ended March 31, 2026 and 2025 indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for the year ended March 31, 2026 and for the seven-month period ended March 31, 2025 and the financial highlights for each of the periods ended March 31, 2026 and 2025 indicated therein in conformity with accounting principles generally  accepted in the United States of America.
The financial statements of the Fund as of and for the year ended August 31, 2024 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
45	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $9,655,833 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	46

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
Proposal 2: To approve an amendment to the Declaration of Trust revising merger approval requirements.
THE PROPOSAL PASSED ON September 9, 2022.
	Shares voted	% Of shares voted	% Of outstanding shares
For	4,061,202,897.967	87.072%	64.635%
Against	75,620,339.593	1.622%	1.203%
Abstain/Withheld	92,916,059.460	1.992%	1.478%
Broker Non-Vote	434,455,490.870	9.314%	6.914%
47	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Global Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346194	492AR 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2026

John Hancock
Diversified Real Assets Fund

2	Fund’s investments
12	Financial statements
15	Financial highlights
16	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Shareholder meeting
1	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 99.5%		$835,287,952
(Cost $555,710,015)
Communication services 0.8%		6,738,102
Diversified telecommunication services 0.4%
KT Corp.	20,982	839,456
Singapore Telecommunications, Ltd.	613,558	2,362,457
Wireless telecommunication services 0.4%
KDDI Corp.	102,762	1,749,701
SK Telecom Company, Ltd.	34,528	1,786,488
Consumer discretionary 1.4%		11,562,276
Broadline retail 0.1%
Isetan Mitsukoshi Holdings, Ltd.	43,858	808,102
Hotels, restaurants and leisure 1.1%
Accor SA	14,310	686,356
Hilton Worldwide Holdings, Inc.	13,005	3,954,560
Marriott International, Inc., Class A	5,602	1,832,246
Resorttrust, Inc.	108,544	1,192,982
Tokyotokeiba Company, Ltd.	36,454	1,320,910
Household durables 0.2%
Neinor Homes SA (A)(B)	91,525	1,767,120
Consumer staples 0.1%		844,212
Consumer staples distribution and retail 0.1%
Tesco PLC	134,322	844,212
Energy 31.5%		264,556,829
Energy equipment and services 2.4%
Baker Hughes Company	42,459	2,592,122
Enerflex, Ltd.	46,726	977,447
Halliburton Company	90,486	3,528,049
Helmerich & Payne, Inc.	51,514	1,856,049
Noble Corp. PLC	24,377	1,196,179
Patterson-UTI Energy, Inc.	88,963	963,469
SLB, Ltd.	131,378	6,751,515
TechnipFMC PLC	26,750	1,849,228
Trican Well Service, Ltd.	146,984	772,377
Oil, gas and consumable fuels 29.1%
Advantage Energy, Ltd. (B)	150,009	1,210,985
Aker BP ASA	30,311	1,120,565
Antero Resources Corp. (B)	59,450	2,523,058
APA Corp.	1,569	66,588
ARC Resources, Ltd. (C)	91,122	1,896,328
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Athabasca Oil Corp. (B)	133,282	$1,077,868
Birchcliff Energy, Ltd.	196,464	1,078,991
BP PLC	981,575	7,682,545
Cameco Corp.	71,880	7,816,840
Canadian Natural Resources, Ltd.	297,600	14,517,386
Cenovus Energy, Inc.	408,433	10,839,872
Cheniere Energy, Inc.	16,581	4,705,025
Chevron Corp.	87,113	18,023,680
ConocoPhillips	73,117	9,651,444
Core Natural Resources, Inc.	1,634	171,129
Coterra Energy, Inc.	68,282	2,399,429
Devon Energy Corp.	5,181	260,708
DHT Holdings, Inc.	33,183	606,253
Diamondback Energy, Inc.	29,797	5,893,549
Enbridge, Inc.	130,746	7,078,588
Encore Energy Corp. (B)(C)	62,178	111,920
Energy Fuels, Inc. (B)(C)	60,070	1,101,564
EOG Resources, Inc.	31,054	4,489,477
EQT Corp.	75,973	4,834,922
Equinor ASA	56,614	2,412,004
Expand Energy Corp.	23,311	2,559,082
Exxon Mobil Corp.	132,353	22,455,010
Galp Energia SGPS SA	118,374	2,838,335
Gibson Energy, Inc. (C)	19,047	406,380
Imperial Oil, Ltd.	20,619	2,700,732
IsoEnergy, Ltd. (B)	81,841	867,182
Kelt Exploration, Ltd. (B)	230,446	1,552,210
Keyera Corp.	64,653	2,500,883
Kinder Morgan, Inc.	49,893	1,672,912
Marathon Petroleum Corp.	25,043	6,115,000
Neste OYJ	28,863	937,981
NexGen Energy, Ltd. (B)(C)	197,553	2,292,075
Occidental Petroleum Corp.	54,267	3,527,355
Ovintiv, Inc.	26,481	1,571,912
Paladin Energy, Ltd. (Toronto Stock Exchange) (B)	14,914	119,218
Pembina Pipeline Corp.	48,609	2,175,891
Permian Resources Corp., Class A	57,724	1,230,676
Peyto Exploration & Development Corp. (C)	36,191	707,118
Phillips 66	25,006	4,555,593
PrairieSky Royalty, Ltd. (C)	29,310	678,443
Rockpoint Gas Storage, Inc., Class A	22,570	453,315
Shell PLC	339,594	15,728,212
South Bow Corp. (C)	13,042	433,890
3	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	150,177	$9,932,992
Tamboran Resources Corp. (B)(C)	15,224	761,048
Targa Resources Corp.	26,834	6,728,089
TC Energy Corp. (C)	61,765	3,867,694
The Williams Companies, Inc.	115,197	8,384,038
Topaz Energy Corp.	37,502	833,558
TotalEnergies SE	131,360	12,055,502
Tourmaline Oil Corp.	35,341	1,691,470
Uranium Energy Corp. (B)	69,690	940,815
Uranium Royalty Corp. (B)(C)	149,821	546,847
Valero Energy Corp.	29,074	7,183,604
Var Energi ASA	241,887	1,245,299
Yellow Cake PLC (A)(B)	31,131	249,315
Financials 0.2%		2,168,380
Financial services 0.2%
Berkshire Hathaway, Inc., Class B (B)	4,525	2,168,380
Health care 0.7%		5,685,100
Health care providers and services 0.7%
Brookdale Senior Living, Inc. (B)	300,545	4,111,456
Sienna Senior Living, Inc. (C)	101,113	1,573,644
Industrials 2.5%		20,730,437
Construction and engineering 0.6%
Kajima Corp.	46,427	1,771,127
Sanki Engineering Company, Ltd. (C)	20,700	899,302
Vinci SA	17,460	2,620,744
Electrical equipment 0.5%
Array Technologies, Inc. (B)	62,091	448,918
Emerson Electric Company	2,545	333,446
Schneider Electric SE	1,722	469,043
Sunrun, Inc. (B)	40,908	554,712
Vestas Wind Systems A/S	75,527	2,278,719
Ground transportation 0.3%
Canadian National Railway Company	19,503	2,007,361
Canadian National Railway Company (New York Stock Exchange)	1,591	163,507
Industrial conglomerates 0.8%
CK Hutchison Holdings, Ltd.	311,034	2,387,503
Jardine Matheson Holdings, Ltd.	27,868	2,003,241
Keppel, Ltd.	287,365	2,647,270
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	4

	Shares	Value
Industrials (continued)
Transportation infrastructure 0.3%
Aena SME SA (A)	72,520	$2,145,544
Information technology 0.9%		8,131,772
IT services 0.0%
GDS Holdings, Ltd., ADR (B)	14,396	580,015
Semiconductors and semiconductor equipment 0.9%
Enphase Energy, Inc. (B)	32,489	1,228,409
First Solar, Inc. (B)	6,633	1,308,426
Marvell Technology, Inc.	9,480	938,994
ON Semiconductor Corp. (B)	28,778	1,781,934
Power Integrations, Inc.	34,108	1,746,330
SolarEdge Technologies, Inc. (B)	10,728	547,664
Materials 19.1%		160,018,295
Chemicals 0.7%
Albemarle Corp.	6,917	1,241,809
BASF SE, ADR	28,606	439,388
Dow, Inc.	20,024	834,000
LG Chem, Ltd.	1,970	402,666
NanoXplore, Inc. (B)(C)	98,234	146,175
Neo Performance Materials, Inc.	31,200	492,974
Nutrien, Ltd.	19,233	1,451,842
Westlake Corp.	5,983	698,934
Containers and packaging 0.1%
Smurfit WestRock PLC	12,583	504,047
Metals and mining 18.1%
Agnico Eagle Mines, Ltd.	65,732	13,342,495
Alamos Gold, Inc., Class A	73,412	3,266,098
Alcoa Corp.	44,601	2,958,384
Almonty Industries, Inc. (B)	55,602	805,117
Altius Minerals Corp.	16,596	583,741
Americas Gold & Silver Corp. (B)(C)	71,307	372,223
Anglo American PLC	24,382	1,046,849
AngloGold Ashanti PLC	13,375	1,302,190
Artemis Gold, Inc. (B)	48,295	1,310,572
Aya Gold & Silver, Inc. (B)	35,702	544,602
B2Gold Corp.	41,708	189,486
Barrick Mining Corp.	224,543	9,176,385
BHP Group, Ltd., ADR (C)	107,289	7,804,202
Boliden AB (B)	7,461	391,119
Canada Nickel Company, Inc. (B)(C)	419,007	481,929
Capstone Copper Corp. (B)	280,429	2,114,658
Champion Iron, Ltd. (C)	245,657	900,619
5	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Coeur Mining, Inc. (B)	76,919	$1,443,770
Constellium SE (B)	46,238	1,136,530
Discovery Silver Corp. (B)	161,504	1,035,257
Discovery Silver Corp. (Toronto Stock Exchange) (B)	15,013	96,482
DPM Metals, Inc.	30,795	1,084,278
Eldorado Gold Corp.	17,023	584,565
Elevra Lithium, Ltd., ADR (B)(C)	12,321	725,707
Endeavour Mining PLC	29,070	1,743,030
Equinox Gold Corp.	148,707	2,147,598
ERO Copper Corp. (B)	52,528	1,399,765
FireFly Metals, Ltd. (B)	941,489	1,130,247
First Quantum Minerals, Ltd. (B)	114,505	2,737,716
Foran Mining Corp. (B)	366,930	1,421,719
Franco-Nevada Corp.	24,875	6,159,294
Freeport-McMoRan, Inc.	177,611	10,439,975
G Mining Ventures Corp. (B)	24,362	854,973
Glencore PLC (B)	126,076	954,877
Gold Fields, Ltd., ADR	4,919	223,323
Gold Royalty Corp. (B)(C)	35,000	125,300
Guardian Metal Resources PLC, ADR (B)	30,585	534,626
Hemlo Mining Corp. (B)	127,971	597,032
Hudbay Minerals, Inc.	101,577	2,127,049
IAMGOLD Corp. (B)	118,576	2,229,853
IGO, Ltd. (B)	50,503	281,950
Iluka Resources, Ltd.	68,829	323,575
Ivanhoe Electric, Inc. (B)	25,757	304,448
Ivanhoe Mines, Ltd., Class A (B)	208,324	1,780,585
K92 Mining, Inc. (B)	79,994	1,357,673
Kinross Gold Corp.	145,278	4,441,574
Latin Resources, Ltd. (B)(D)	34,500	0
Lithium Americas Corp. (B)	106,468	423,239
Lithium Argentina AG (B)	61,933	414,044
Lucara Diamond Corp. (B)(C)	417,070	71,955
Lundin Gold, Inc.	16,626	1,270,584
Lundin Mining Corp.	160,808	4,010,085
Montage Gold Corp. (B)	191,435	2,178,431
MP Materials Corp. (B)(C)	17,754	856,808
Newmont Corp.	71,741	7,765,963
Nickel 28 Capital Corp. (B)	338,191	272,284
Norsk Hydro ASA	99,491	1,060,414
Nouveau Monde Graphite, Inc. (B)(C)	65,683	147,130
Nucor Corp.	6,437	1,088,497
OceanaGold Corp.	62,934	1,984,246
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	6

	Shares	Value
Materials (continued)
Metals and mining (continued)
Orla Mining, Ltd.	85,074	$1,368,058
Pan American Silver Corp.	62,447	3,416,158
Pan American Silver Corp., CVR (B)	80,726	48,436
Perpetua Resources Corp. (B)(C)	48,371	1,360,193
PLS Group, Ltd. (B)	61,888	226,605
Rio Tinto PLC, ADR	52,566	4,903,882
Royal Gold, Inc. (B)	765	194,685
Seabridge Gold, Inc. (B)	10,447	296,068
Sigma Lithium Corp. (B)(C)	68,782	843,520
Skeena Resources, Ltd. (B)	58,039	1,728,528
Snowline Gold Corp. (B)(C)	45,000	448,997
Southern Copper Corp.	5,680	977,301
Steel Dynamics, Inc.	4,756	856,080
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)(C)	250,496	1,134,444
Teck Resources, Ltd., Class B	61,818	3,203,995
Torex Gold Resources, Inc.	22,640	1,039,152
Trilogy Metals, Inc. (B)	265,992	957,961
Triple Flag Precious Metals Corp. (B)	19,399	673,339
Vale SA, ADR	59,511	946,820
Valterra Platinum, Ltd. (London Stock Exchange)	16,560	1,360,634
Warrior Met Coal, Inc.	3,025	281,779
Wesdome Gold Mines, Ltd. (B)	9,581	171,082
Westgold Resources, Ltd. (Toronto Stock Exchange)	212,623	888,031
Wheaton Precious Metals Corp.	55,850	7,331,040
Paper and forest products 0.2%
Canfor Corp. (B)(C)	9,997	98,597
Interfor Corp. (B)	56,548	412,596
West Fraser Timber Company, Ltd.	16,556	1,081,359
Real estate 35.4%		296,838,117
Diversified REITs 3.9%
Activia Properties, Inc.	2,424	2,148,696
CapitaLand Integrated Commercial Trust	1,527,675	2,739,514
Charter Hall Group	207,241	2,700,459
Essential Properties Realty Trust, Inc.	198,072	6,013,466
Global Net Lease, Inc.	392,839	3,676,973
Merlin Properties Socimi SA	90,234	1,470,130
Shaftesbury Capital PLC	484,595	820,731
Stockland	575,627	1,727,933
WP Carey, Inc.	166,301	11,301,816
Health care REITs 6.6%
Aedifica SA	29,647	2,400,455
7	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Health care REITs (continued)
American Healthcare REIT, Inc.	128,171	$6,044,544
CareTrust REIT, Inc.	178,995	6,560,167
Health Care & Medical Investment Corp.	845	621,773
Target Healthcare REIT PLC	617,027	816,473
Ventas, Inc.	67,080	5,485,802
Welltower, Inc.	169,660	33,543,478
Hotel and resort REITs 0.5%
Pebblebrook Hotel Trust	195,544	2,469,721
Xenia Hotels & Resorts, Inc.	125,978	1,868,254
Industrial REITs 4.7%
EastGroup Properties, Inc.	25,364	4,694,623
Goodman Group	90,585	1,626,318
LondonMetric Property PLC	594,910	1,437,051
LXP Industrial Trust	44,806	2,072,726
Prologis, Inc.	223,066	29,484,862
Office REITs 0.4%
COPT Defense Properties	97,769	2,991,731
Real estate management and development 4.1%
Aldar Properties PJSC	490,213	1,059,558
Arealink Company, Ltd.	236,200	1,620,746
Castellum AB	107,133	1,239,196
City Developments, Ltd.	192,152	1,234,282
CTP NV (A)	37,203	622,650
Emaar Properties PJSC	268,056	877,196
Hongkong Land Holdings, Ltd.	380,645	2,966,360
Hysan Development Company, Ltd.	618,000	1,483,474
Mitsubishi Estate Company, Ltd.	117,695	3,266,795
Mitsui Fudosan Company, Ltd.	322,299	3,435,848
Pandox AB	44,101	837,573
Sumitomo Realty & Development Company, Ltd.	137,700	3,907,347
Sun Hung Kai Properties, Ltd.	238,073	3,964,115
Swire Properties, Ltd.	548,604	1,607,001
Swiss Prime Site AG	20,678	3,501,160
TAG Immobilien AG	126,172	1,980,748
VGP NV	6,418	615,517
Residential REITs 3.4%
Centerspace	40,885	2,348,843
Essex Property Trust, Inc.	29,679	7,182,318
Irish Residential Properties REIT PLC	741,048	874,702
Mid-America Apartment Communities, Inc.	43,031	5,254,946
Sun Communities, Inc.	66,381	8,361,351
UDR, Inc.	130,634	4,412,817
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	8

	Shares	Value
Real estate (continued)
Retail REITs 5.3%
Acadia Realty Trust	188,486	$3,603,852
Hammerson PLC	323,415	1,274,355
Klepierre SA	23,177	870,119
Realty Income Corp.	41,973	2,567,908
Regency Centers Corp.	94,727	7,167,045
Scentre Group	1,535,176	3,542,156
Simon Property Group, Inc.	87,460	16,313,914
Tanger, Inc.	35,172	1,195,145
The Macerich Company	210,922	3,986,426
Unibail-Rodamco-Westfield (B)	27,753	3,061,878
Wereldhave NV	35,057	868,046
Specialized REITs 6.5%
American Tower Corp.	7,601	1,311,781
Digital Realty Trust, Inc.	43,156	7,777,143
Equinix, Inc.	26,571	26,045,957
National Storage Affiliates Trust	80,366	3,033,013
Outfront Media, Inc.	161,174	4,271,111
Public Storage	42,021	11,382,648
Weyerhaeuser Company	48,849	1,193,381
Utilities 6.9%		58,014,432
Electric utilities 2.3%
American Electric Power Company, Inc.	19,190	2,515,425
Duke Energy Corp.	13,497	1,767,297
EDP SA	146,405	774,735
Enel SpA	175,731	1,921,246
Exelon Corp.	38,115	1,868,397
NextEra Energy, Inc.	20,135	1,870,139
PPL Corp.	43,882	1,676,292
SSE PLC	76,687	2,650,944
The Kansai Electric Power Company, Inc.	150,824	2,507,610
The Southern Company	15,249	1,471,833
Gas utilities 1.2%
Atmos Energy Corp.	14,139	2,611,756
ENN Energy Holdings, Ltd.	329,253	2,680,914
GAIL India, Ltd.	845,633	1,240,232
Italgas SpA	126,256	1,470,761
Osaka Gas Company, Ltd.	49,740	2,014,695
Independent power and renewable electricity producers 0.6%
Brookfield Renewable Corp.	9,904	394,476
Brookfield Renewable Partners LP	55,692	1,817,787
EDP Renovaveis SA	50,034	801,942
Orsted A/S (A)(B)	31,172	773,035
9	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
RWE AG	10,567	$710,938
Solaria Energia y Medio Ambiente SA (B)	9,745	270,075
TransAlta Corp.	37,420	491,993
Vistra Corp.	553	83,132
Multi-utilities 2.1%
CMS Energy Corp.	23,739	1,841,672
Dominion Energy, Inc.	45,973	2,842,051
E.ON SE	131,163	2,872,675
Engie SA	88,114	2,839,702
National Grid PLC	141,736	2,392,502
Sempra	30,561	2,969,612
WEC Energy Group, Inc.	20,013	2,316,905
Water utilities 0.7%
American Water Works Company, Inc.	19,923	2,711,321
Cia de Saneamento Basico do Estado de Sao Paulo	93,041	2,842,338

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.0%				$49,892,666
(Cost $49,893,096)
U.S. Government Agency 0.4%				3,699,631
Federal Home Loan Bank Discount Note	3.500	04-01-26	3,700,000	3,699,631

	Yield (%)	Shares	Value
Short-term funds 2.7%			22,293,035
John Hancock Collateral Trust (E)	3.6657(F)	2,229,058	22,293,035

	Par value^	Value
Repurchase agreement 2.9%		23,900,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-26 at 3.670% to be repurchased at $6,800,693 on 4-1-26, collateralized by $3,406,381 Federal Home Loan Mortgage Corp., 2.000% - 5.500% due 4-1-33 to 3-1-56 (valued at $2,807,991), $2,677,497 Federal National Mortgage Association, 3.000% - 7.000% due 12-1-42 to 6-1-52 (valued at $2,722,325) and $1,421,626 Government National Mortgage Association, 3.000% - 6.250% due 5-15-33 to 1-15-61 (valued at $1,405,685)	6,800,000	6,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-26 at 3.670% to be repurchased at $17,101,743 on 4-1-26, collateralized by $6,155,920 Federal Home Loan Mortgage Corp., 3.000% - 5.500% due 4-1-42 to 5-1-53 (valued at $5,727,212), $6,118,815 Federal National Mortgage Association, 4.500% - 4.550% due 12-1-35 to 9-1-41 (valued at $6,108,017) and $5,614,527 Government National Mortgage Association, 3.875% - 6.000% due 8-15-40 to 7-15-57 (valued at $5,606,772)	17,100,000	17,100,000

Total investments (Cost $605,603,111) 105.5%	$885,180,618
Other assets and liabilities, net (5.5%)	(46,056,224)
Total net assets 100.0%	$839,124,394

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	10

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-26.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $638,019,197. Net unrealized appreciation aggregated to $247,161,421, of which $255,781,494 related to gross unrealized appreciation and $8,620,073 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	54.0%
Canada	22.0%
United Kingdom	5.4%
Japan	3.2%
France	2.8%
Australia	2.7%
Hong Kong	1.7%
Singapore	1.1%
Other countries	7.1%
TOTAL	100.0%
11	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $583,310,015) including $21,490,704 of securities loaned	$862,887,583
Affiliated investments, at value (Cost $22,293,096)	22,293,035
Total investments, at value (Cost $605,603,111)	885,180,618
Cash	200,762
Dividends and interest receivable	2,247,363
Receivable for investments sold	1,980,879
Receivable for securities lending income	16,500
Other assets	67,076
Total assets	889,693,198
Liabilities
Foreign currency overdraft, at value (cost $28,123)	28,129
Payable for investments purchased	19,449,298
Payable for fund shares repurchased	8,588,233
Payable upon return of securities loaned	22,298,768
Payable to affiliates
Accounting and legal services fees	31,593
Trustees’ fees	1,646
Other liabilities and accrued expenses	171,137
Total liabilities	50,568,804
Net assets	$839,124,394
Net assets consist of
Paid-in capital	$498,140,448
Total distributable earnings (loss)	340,983,946
Net assets	$839,124,394

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($839,124,394 ÷ 61,095,831 shares)	$13.73
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	12

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$22,664,608
Interest	212,810
Securities lending, net	206,781
Less foreign taxes withheld	(1,118,744)
Total investment income	21,965,455
Expenses
Investment management fees	6,542,264
Accounting and legal services fees	146,771
Trustees’ fees	20,751
Custodian fees	310,610
Printing and postage	27,789
Professional fees	109,251
Other	51,516
Total expenses	7,208,952
Less expense reductions	(452,915)
Net expenses	6,756,037
Net investment income	15,209,418
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	163,465,708
Affiliated investments	(4,341)
163,461,367
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	76,894,174
Affiliated investments	(8)
76,894,166
Net realized and unrealized gain	240,355,533
Increase in net assets from operations	$255,564,951
13	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$15,209,418	$19,691,968
Net realized gain	163,461,367	81,984,749
Change in net unrealized appreciation (depreciation)	76,894,166	(62,023,915)
Increase in net assets resulting from operations	255,564,951	39,652,802
Distributions to shareholders
From earnings
Class NAV	(119,168,887)	(54,116,668)
Total distributions	(119,168,887)	(54,116,668)
From fund share transactions	(127,425,230)	(246,208,231)
Total increase (decrease)	8,970,834	(260,672,097)
Net assets
Beginning of year	830,153,560	1,090,825,657
End of year	$839,124,394	$830,153,560
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Diversified Real Assets Fund	14

Financial highlights
CLASS NAV SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22
Per share operating performance
Net asset value, beginning of period	$11.80	$12.05	$11.19	$13.28	$10.10
Net investment income[1]	0.25	0.25	0.25	0.31	0.25
Net realized and unrealized gain (loss) on investments	3.91	0.20	0.89	(1.73)	3.23
Total from investment operations	4.16	0.45	1.14	(1.42)	3.48
Less distributions
From net investment income	(0.51)	(0.35)	(0.28)	(0.28)	(0.30)
From net realized gain	(1.72)	(0.35)	—	(0.39)	—
Total distributions	(2.23)	(0.70)	(0.28)	(0.67)	(0.30)
Net asset value, end of period	$13.73	$11.80	$12.05	$11.19	$13.28
Total return (%)[2]	38.55	4.12	10.30	(10.55)	34.95
Ratios and supplemental data
Net assets, end of period (in millions)	$839	$830	$1,091	$1,062	$1,151
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.92	0.93	0.92	0.91
Expenses including reductions	0.88	0.86	0.88	0.87	0.85
Net investment income	1.98	2.02	2.22	2.65	2.20
Portfolio turnover (%)	68	42	51	60	49

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK Diversified Real Assets Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Diversified Real Assets Fund	16

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$6,738,102	—	$6,738,102	—
Consumer discretionary	11,562,276	$5,786,806	5,775,470	—
Consumer staples	844,212	—	844,212	—
Energy	264,556,829	220,287,071	44,269,758	—
Financials	2,168,380	2,168,380	—	—
Health care	5,685,100	5,685,100	—	—
Industrials	20,730,437	3,507,944	17,222,493	—
Information technology	8,131,772	8,131,772	—	—
Materials	160,018,295	153,270,874	6,747,421	—
Real estate	296,838,117	233,617,762	63,220,355	—
Utilities	58,014,432	32,092,426	25,922,006	—
Short-term investments	49,892,666	22,293,035	27,599,631	—
Total investments in securities	$885,180,618	$686,841,170	$198,339,448	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement
17	JOHN HANCOCK Diversified Real Assets Fund |

and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $21,490,704 and received $22,298,768 of cash collateral.
| JOHN HANCOCK Diversified Real Assets Fund	18

In addition, non-cash collateral of approximately $69,758 in the form of U.S. Treasuries was pledged to the fund. This non-cash collateral is not reflected in the fund’s net assets, however could be sold by the securities lending agent in the event of default by the borrower.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian and Foreign currency overdraft in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2026 were $4,015.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
19	JOHN HANCOCK Diversified Real Assets Fund |

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$27,282,926	$27,111,147
Long-term capital gains	91,885,961	27,005,521
Total	$119,168,887	$54,116,668
As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $7,516,072 of undistributed ordinary income and $86,291,939 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (US) LLC and Wellington Management Company LLP. Prior to June 30, 2025, the Advisor had subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. Manulife Investment Management (US) LLC and Manulife Investment Management (North America) LLC are both indirectly owned subsidiaries of Manulife Financial Corporation and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Diversified Real Assets Fund	20

fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $452,915 for the year ended March 31, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,265,400	15	4.620%	$(6,286)
Lender	1,800,000	2	4.504%	450
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,469,804	$166,093,283	1,038,691	$12,584,921
Distributions reinvested	10,167,994	119,168,887	4,879,772	54,116,668
Repurchased	(31,917,839)	(412,687,400)	(26,100,347)	(312,909,820)
Net decrease	(9,280,041)	$(127,425,230)	(20,181,884)	$(246,208,231)
Total net decrease	(9,280,041)	$(127,425,230)	(20,181,884)	$(246,208,231)
21	JOHN HANCOCK Diversified Real Assets Fund |

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $526,393,187 and $754,513,959, respectively, for the year ended March 31, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions. The energy sector is cyclical and highly dependent on commodities prices, which may be volatile. The market value of energy companies can be significantly affected by a number of factors, including global energy price volatility, supply and demand, exchange- and interest-rate fluctuation, and domestic and foreign political and economic developments. Energy companies also face a significant risk of civil liability.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2026, funds within the John Hancock group of funds complex held 100.0% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	26.7%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	13.1%
John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	7.4%
John Hancock Variable Insurance Trust Lifestyle Growth Portfolio	7.3%
John Hancock Funds II Multimanager 2030 Lifetime Portfolio	5.0%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Diversified Real Assets Fund	22

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	2,229,058	$7,125,764	$382,452,728	$(367,281,108)	$(4,341)	$(8)	$206,781	—	$22,293,035

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Diversified Real Assets Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $91,885,961 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
DRAA 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Fundamental Equity Income Fund
U.S. equity
March 31, 2026

John Hancock
Fundamental Equity Income Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
13	Notes to financial statements
20	Report of independent registered public accounting firm
21	Tax information
22	Shareholder meeting
1	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 93.8%		$6,115,736
(Cost $5,567,904)
Communication services 6.9%		447,682
Diversified telecommunication services 3.0%
Comcast Corp., Class A	6,697	192,271
Interactive media and services 3.9%
Alphabet, Inc., Class A	544	156,433
Meta Platforms, Inc., Class A	173	98,978
Consumer discretionary 12.5%		814,693
Automobile components 0.3%
Mobileye Global, Inc., Class A (A)	3,159	21,702
Broadline retail 2.4%
Amazon.com, Inc. (A)	734	152,870
Hotels, restaurants and leisure 4.3%
Las Vegas Sands Corp.	663	35,722
Sodexo SA, ADR	7,019	72,506
Starbucks Corp.	544	48,737
Vail Resorts, Inc.	977	125,369
Household durables 2.0%
Lennar Corp., Class A	1,473	127,915
Specialty retail 1.2%
Lowe’s Companies, Inc.	327	77,264
Textiles, apparel and luxury goods 2.3%
LVMH Moet Hennessy Louis Vuitton SE, ADR	1,397	152,608
Consumer staples 3.7%		241,257
Beverages 1.2%
Diageo PLC, ADR	1,093	81,374
Consumer staples distribution and retail 0.8%
Walmart, Inc.	416	51,700
Food products 0.7%
Danone SA, ADR	2,809	44,972
Household products 0.5%
Reynolds Consumer Products, Inc.	1,398	29,610
Personal care products 0.5%
Kenvue, Inc.	1,949	33,601
Energy 8.7%		567,390
Oil, gas and consumable fuels 8.7%
Cheniere Energy, Inc.	902	255,949
Kinder Morgan, Inc.	2,676	89,726
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc.	2,752	$181,935
Valero Energy Corp.	161	39,780
Financials 14.1%		917,497
Banks 3.7%
Bank of America Corp.	976	47,580
Citigroup, Inc.	833	94,471
First Hawaiian, Inc.	1,578	38,882
Wells Fargo & Company	752	59,867
Capital markets 9.1%
KKR & Company, Inc.	1,735	160,488
Morgan Stanley	512	84,260
Nasdaq, Inc.	1,920	162,989
S&P Global, Inc.	115	48,914
State Street Corp.	656	83,023
The Goldman Sachs Group, Inc.	64	54,143
Consumer finance 1.3%
American Express Company	274	82,880
Health care 19.7%		1,283,349
Health care equipment and supplies 4.5%
Becton, Dickinson and Company	808	127,042
Zimmer Biomet Holdings, Inc.	1,824	164,926
Health care providers and services 5.6%
Elevance Health, Inc.	534	156,329
McKesson Corp.	108	93,459
UnitedHealth Group, Inc.	413	111,754
Life sciences tools and services 1.8%
Thermo Fisher Scientific, Inc.	181	88,967
Waters Corp. (A)	105	31,269
Pharmaceuticals 7.8%
Bristol-Myers Squibb Company	2,510	152,232
GSK PLC, ADR	2,809	155,029
Haleon PLC, ADR	11,057	110,681
Merck & Company, Inc.	762	91,661
Industrials 7.7%		504,351
Air freight and logistics 1.8%
United Parcel Service, Inc., Class B	1,221	120,122
Electrical equipment 1.9%
Regal Rexnord Corp.	680	127,337
3	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Ground transportation 0.8%
Union Pacific Corp.	215	$52,163
Machinery 1.6%
Fortive Corp.	1,832	101,273
Trading companies and distributors 1.6%
United Rentals, Inc.	142	103,456
Information technology 10.1%		657,351
Electronic equipment, instruments and components 1.0%
CDW Corp.	534	64,625
Semiconductors and semiconductor equipment 3.6%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	323	109,158
Texas Instruments, Inc.	652	126,579
Software 5.5%
Adobe, Inc. (A)	173	42,053
Microsoft Corp.	438	162,134
Oracle Corp.	422	62,080
Salesforce, Inc.	486	90,722
Materials 3.5%		231,206
Chemicals 3.5%
LyondellBasell Industries NV, Class A	2,870	231,206
Real estate 6.9%		450,960
Specialized REITs 6.9%
American Tower Corp.	788	135,993
Crown Castle, Inc.	2,854	232,059
Millrose Properties, Inc., Class A	2,961	82,908

	Yield (%)	Shares	Value
Short-term investments 6.1%			$396,114
(Cost $396,162)
Short-term funds 6.1%			396,114
John Hancock Collateral Trust (B)	3.6657(C)	39,605	396,114

Total investments (Cost $5,964,066) 99.9%	$6,511,850
Other assets and liabilities, net 0.1%	6,297
Total net assets 100.0%	$6,518,147

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	4

(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $5,998,192. Net unrealized appreciation aggregated to $513,658, of which $918,617 related to gross unrealized appreciation and $404,959 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 3-31-26:
United States	85.8%
United Kingdom	5.3%
France	4.1%
Canada	2.8%
Taiwan	1.7%
Other countries	0.3%
TOTAL	100.0%
5	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $5,567,904)	$6,115,736
Affiliated investments, at value (Cost $396,162)	396,114
Total investments, at value (Cost $5,964,066)	6,511,850
Dividends and interest receivable	7,118
Receivable from affiliates	404
Other assets	49,873
Total assets	6,569,245
Liabilities
Payable to affiliates
Accounting and legal services fees	282
Transfer agent fees	430
Trustees’ fees	3
Other liabilities and accrued expenses	50,383
Total liabilities	51,098
Net assets	$6,518,147
Net assets consist of
Paid-in capital	$5,773,173
Total distributable earnings (loss)	744,974
Net assets	$6,518,147

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,051,623 ÷ 98,496 shares)[1]	$10.68
Class C ($59,690 ÷ 5,589 shares)[1]	$10.68
Class I ($3,568,617 ÷ 334,413 shares)	$10.67
Class R6 ($1,838,217 ÷ 172,151 shares)	$10.68
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.24

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	6

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$240,693
Dividends from affiliated investments	23,197
Less foreign taxes withheld	(4,311)
Total investment income	259,579
Expenses
Investment management fees	55,527
Distribution and service fees	1,373
Accounting and legal services fees	1,823
Transfer agent fees	10,094
Trustees’ fees	254
Custodian fees	16,868
State registration fees	100,103
Printing and postage	22,635
Professional fees	50,767
Other	16,498
Total expenses	275,942
Less expense reductions	(198,735)
Net expenses	77,207
Net investment income	182,372
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,775,930
Affiliated investments	484
1,776,414
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(688,212)
Affiliated investments	(471)
(688,683)
Net realized and unrealized gain	1,087,731
Increase in net assets from operations	$1,270,103
7	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$182,372	$199,299
Net realized gain	1,776,414	571,348
Change in net unrealized appreciation (depreciation)	(688,683)	(24,014)
Increase in net assets resulting from operations	1,270,103	746,633
Distributions to shareholders
From earnings
Class A	(122,623)	—
Class C	(13,692)	—
Class I	(1,319,207)	(662,931)
Class R6	(19,789)	—
Total distributions	(1,475,311)	(662,931)
From fund share transactions	(5,679,491)	2,669,120
Total increase (decrease)	(5,884,699)	2,752,822
Net assets
Beginning of year	12,402,846	9,650,024
End of year	$6,518,147	$12,402,846
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	8

Financial highlights
CLASS A SHARES Period ended	3-31-26[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.18
Net realized and unrealized gain (loss) on investments	2.18
Total from investment operations	2.36
Less distributions
From net investment income	(0.27)
From net realized gain	(2.95)
Total distributions	(3.22)
Net asset value, end of period	$10.68
Total return (%)[3,4]	20.30[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.22[6]
Expenses including reductions	1.07[6]
Net investment income	1.50[6]
Portfolio turnover (%)	35[7]

[1]	The inception date for Class A shares is 4-4-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 4-1-25 to 3-31-26.
9	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-26[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.10
Net realized and unrealized gain (loss) on investments	2.17
Total from investment operations	2.27
Less distributions
From net investment income	(0.18)
From net realized gain	(2.95)
Total distributions	(3.13)
Net asset value, end of period	$10.68
Total return (%)[3,4]	19.38[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.97[7]
Expenses including reductions	1.82[7]
Net investment income	0.83[7]
Portfolio turnover (%)	35[8]

[1]	The inception date for Class C shares is 4-4-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Portfolio turnover is shown for the period from 4-1-25 to 3-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	10

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23[1]
Per share operating performance
Net asset value, beginning of period	$12.56	$12.40	$10.77	$10.00
Net investment income[2]	0.25	0.25	0.21	0.13
Net realized and unrealized gain (loss) on investments	1.12	0.74	2.14	0.78
Total from investment operations	1.37	0.99	2.35	0.91
Less distributions
From net investment income	(0.31)	(0.26)	(0.20)	(0.14)
From net realized gain	(2.95)	(0.57)	(0.52)	—
Total distributions	(3.26)	(0.83)	(0.72)	(0.14)
Net asset value, end of period	$10.67	$12.56	$12.40	$10.77
Total return (%)[3]	10.70	8.08	22.42	9.22[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$12	$10	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	2.97	1.51	1.82	4.25[5]
Expenses including reductions	0.82	0.82	0.83	0.82[5]
Net investment income	2.00	1.93	1.91	1.72[6]
Portfolio turnover (%)	35	38	34	26

[1]	Period from 6-28-22 (commencement of operations) to 3-31-23.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
11	JOHN HANCOCK Fundamental Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-26[1]
Per share operating performance
Net asset value, beginning of period	$11.54
Net investment income[2]	0.19
Net realized and unrealized gain (loss) on investments	2.22
Total from investment operations	2.41
Less distributions
From net investment income	(0.32)
From net realized gain	(2.95)
Total distributions	(3.27)
Net asset value, end of period	$10.68
Total return (%)[3]	20.72[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.86[5]
Expenses including reductions	0.71[5]
Net investment income	1.83[5]
Portfolio turnover (%)	35[6]

[1]	The inception date for Class R6 shares is 4-4-25.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 4-1-25 to 3-31-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Fundamental Equity Income Fund	12

Notes to financial statements
Note 1—Organization
John Hancock Fundamental Equity Income Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation and current income.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class A, Class C and Class R6 shares commenced operations on April 4, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
13	JOHN HANCOCK Fundamental Equity Income Fund |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2026, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Fundamental Equity Income Fund	14

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $26.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$291,595	$371,237
Long-term capital gains	1,183,716	291,694
Total	$1,475,311	$662,931
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $26,043 of undistributed ordinary income and $205,273 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
15	JOHN HANCOCK Fundamental Equity Income Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $1 billion of the fund’s average daily net assets; (b) 0.585% of the next $1 billion of the fund’s average daily net assets; and (c) 0.550% of the fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$9,744
Class C	1,502
Class I	183,185
Class	Expense reduction
Class R6	$4,304
Total	$198,735

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
| JOHN HANCOCK Fundamental Equity Income Fund	16

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares may be subject to up-front sales charges. For the year ended March 31, 2026, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$801	$355
Class C	572	64
Class I	—	9,666
Class R6	—	9
Total	$1,373	$10,094
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
17	JOHN HANCOCK Fundamental Equity Income Fund |

Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	100,532	$1,194,952	—	—
Distributions reinvested	11,307	122,623	—	—
Repurchased	(13,343)	(154,834)	—	—
Net increase	98,496	$1,162,741	—	—
Class C shares[1]
Sold	4,333	$50,000	—	—
Distributions reinvested	1,256	13,692	—	—
Net increase	5,589	$63,692	—	—
Class I shares
Sold	—	—	156,691	$2,006,189
Distributions reinvested	120,165	$1,319,207	52,617	662,931
Repurchased	(773,419)	(10,140,754)	—	—
Net increase (decrease)	(653,254)	$(8,821,547)	209,308	$2,669,120
Class R6 shares[1]
Sold	170,325	$1,895,834	—	—
Distributions reinvested	1,826	19,789	—	—
Net increase	172,151	$1,915,623	—	—
Total net increase (decrease)	(377,018)	$(5,679,491)	209,308	$2,669,120

[1]	The inception date for Class A, Class C and Class R6 shares is 4-4-25.
Affiliates of the fund owned 6%, 100%, 100% and 100% of shares of Class A, Class C, Class I and Class R6, respectively, on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,037,678 and $9,369,458, respectively, for the year ended March 31, 2026.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Fundamental Equity Income Fund	18

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	39,605	$977,036	$1,734,983	$(2,315,918)	$484	$(471)	$23,197	—	$396,114
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
19	JOHN HANCOCK Fundamental Equity Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Fundamental Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Fundamental Equity Income Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	20

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $1,819,167 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
21	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346188	490A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Climate Action Fund
International equity
March 31, 2026

John Hancock
Global Climate Action Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
8	Notes to financial statements
14	Report of independent registered public accounting firm
15	Tax information
16	Shareholder meeting
1	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 99.8%		$6,187,784
(Cost $6,047,604)
Canada 2.7%		165,238
Waste Connections, Inc.	1,017	165,238
France 4.9%		307,390
Publicis Groupe SA	1,453	120,264
Schneider Electric SE	687	187,126
Germany 5.9%		366,067
Deutsche Boerse AG	719	210,628
Siemens AG	638	155,439
Ireland 3.8%		236,387
Allegion PLC	999	145,145
Medtronic PLC	1,053	91,242
Japan 2.3%		142,363
Keyence Corp.	400	142,363
Netherlands 2.4%		149,612
Koninklijke Ahold Delhaize NV	3,205	149,612
Switzerland 5.2%		320,221
Cie Financiere Richemont SA, A Shares	1,105	195,105
Givaudan SA	37	125,116
United Kingdom 7.3%		452,912
Intertek Group PLC	3,329	161,986
London Stock Exchange Group PLC	1,709	201,812
RELX PLC (London Stock Exchange)	2,720	89,114
United States 65.3%		4,047,594
Abbott Laboratories	1,843	189,221
AECOM	1,714	145,381
Alphabet, Inc., Class A	929	267,143
Amazon.com, Inc. (A)	810	168,699
AMETEK, Inc.	129	27,652
Arthur J. Gallagher & Company	232	50,247
Avery Dennison Corp.	1,032	178,206
Boston Scientific Corp. (A)	1,830	114,833
Broadcom, Inc.	470	145,470
Cencora, Inc.	728	228,694
Cisco Systems, Inc.	2,267	175,897
Lennox International, Inc.	189	87,721
Lowe’s Companies, Inc.	700	165,396
Marsh & McLennan Companies, Inc.	1,114	193,223
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	2

	Shares	Value
United States (continued)
Meta Platforms, Inc., Class A	402	$229,996
Microsoft Corp.	956	353,883
Motorola Solutions, Inc.	345	149,720
NVIDIA Corp.	2,203	384,201
Otis Worldwide Corp.	744	57,348
Sysco Corp.	1,544	110,134
Texas Instruments, Inc.	767	148,905
Union Pacific Corp.	358	86,858
UnitedHealth Group, Inc.	431	116,624
Visa, Inc., Class A	593	179,228
Waters Corp. (A)	312	92,914

	Yield (%)	Shares	Value
Short-term investments 0.9%			$54,134
(Cost $54,139)
Short-term funds 0.9%			54,134
John Hancock Collateral Trust (B)	3.6657(C)	5,413	54,134

Total investments (Cost $6,101,743) 100.7%	$6,241,918
Other assets and liabilities, net (0.7%)	(45,159)
Total net assets 100.0%	$6,196,759

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $6,103,698. Net unrealized appreciation aggregated to $138,220, of which $487,657 related to gross unrealized appreciation and $349,437 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-26:
Information technology	24.2%
Industrials	21.1%
Financials	13.5%
Health care	13.4%
Communication services	10.0%
Consumer discretionary	8.5%
Materials	4.9%
Consumer staples	4.2%
Short-term investments and other	0.2%
TOTAL	100.0%
3	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $6,047,604)	$6,187,784
Affiliated investments, at value (Cost $54,139)	54,134
Total investments, at value (Cost $6,101,743)	6,241,918
Cash	1,271
Foreign currency, at value (Cost $9)	9
Dividends and interest receivable	3,717
Other assets	210
Total assets	6,247,125
Liabilities
Payable for investments purchased	724
Payable to affiliates
Investment management fees	182
Accounting and legal services fees	290
Transfer agent fees	588
Trustees’ fees	12
Other liabilities and accrued expenses	48,570
Total liabilities	50,366
Net assets	$6,196,759
Net assets consist of
Paid-in capital	$5,827,620
Total distributable earnings (loss)	369,139
Net assets	$6,196,759

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($6,196,759 ÷ 573,154 shares)	$10.81
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	4

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$97,155
Dividends from affiliated investments	2,242
Less foreign taxes withheld	(5,273)
Total investment income	94,124
Expenses
Investment management fees	55,281
Accounting and legal services fees	1,221
Transfer agent fees	7,219
Trustees’ fees	154
Custodian fees	10,591
Printing and postage	19,475
Professional fees	54,838
Other	9,449
Total expenses	158,228
Less expense reductions	(96,368)
Net expenses	61,860
Net investment income	32,264
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	574,743
Affiliated investments	(15)
574,728
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(311,730)
Affiliated investments	(5)
(311,735)
Net realized and unrealized gain	262,993
Increase in net assets from operations	$295,257
5	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment income	$32,264	$24,613
Net realized gain	574,728	387,978
Change in net unrealized appreciation (depreciation)	(311,735)	(74,845)
Increase in net assets resulting from operations	295,257	337,746
Distributions to shareholders
From earnings
Class I	(467,073)	(365,235)
Total distributions	(467,073)	(365,235)
From fund share transactions	467,073	365,235
Total increase	295,257	337,746
Net assets
Beginning of year	5,901,502	5,563,756
End of year	$6,196,759	$5,901,502
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Climate Action Fund	6

Financial highlights
CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24[1]
Per share operating performance
Net asset value, beginning of period	$11.07	$11.13	$10.00
Net investment income (loss)[2]	0.06	0.05	(0.01)
Net realized and unrealized gain (loss) on investments	0.56	0.62	1.14
Total from investment operations	0.62	0.67	1.13
Less distributions
From net investment income	(0.05)	(0.05)	—
From net realized gain	(0.83)	(0.68)	—
Total distributions	(0.88)	(0.73)	—
Net asset value, end of period	$10.81	$11.07	$11.13
Total return (%)[3]	5.01	6.02	11.30[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$6	$6	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.43	3.80	4.66[5]
Expenses including reductions	0.95	0.95	0.98[5]
Net investment income (loss)	0.50	0.42	(0.20)[6]
Portfolio turnover (%)	106	84	16

[1]	Period from 12-19-23 (commencement of operations) to 3-31-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
7	JOHN HANCOCK Global Climate Action Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Global Climate Action Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders. Climate Leaders are issuers that the manager determines are aligned with the principles of the Paris Agreement, an international treaty that aims to strengthen the global response to the threat of climate change. For further information on the fund’s investment objective and strategy, see the fund’s prospectus. Unless otherwise indicated, defined terms have the same meaning as set forth in the fund’s prospectus.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Global Climate Action Fund	8

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Canada	$165,238	$165,238	—	—
France	307,390	—	$307,390	—
Germany	366,067	—	366,067	—
Ireland	236,387	236,387	—	—
Japan	142,363	—	142,363	—
Netherlands	149,612	—	149,612	—
Switzerland	320,221	—	320,221	—
United Kingdom	452,912	—	452,912	—
United States	4,047,594	4,047,594	—	—
Short-term investments	54,134	54,134	—	—
Total investments in securities	$6,241,918	$4,503,353	$1,738,565	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized
9	JOHN HANCOCK Global Climate Action Fund |

and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$187,182	$365,235
Long-term capital gains	279,891	—
Total	$467,073	$365,235
As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $155 of undistributed ordinary income and $230,784 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Global Climate Action Fund	10

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2026.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $500 million of the fund’s average daily net assets; and (b) 0.830% of the fund’s average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. Prior to June 30, 2025, the Advisor had a subadvisory agreement with Manulife Investment Management (North America) Limited, also an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.84% of average daily net assets of the fund. For purposes of this agreement, expenses of the fund means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $96,368 for the year ended March 31, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
11	JOHN HANCOCK Global Climate Action Fund |

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class I shares
Distributions reinvested	40,161	$467,073	32,993	$365,235
Net increase	40,161	$467,073	32,993	$365,235
Total net increase	40,161	$467,073	32,993	$365,235
Affiliates of the fund owned 100% of shares of Class I on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $6,921,203 and $6,881,783, respectively, for the year ended March 31, 2026.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK Global Climate Action Fund	12

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,413	$54,938	$1,318,243	$(1,319,027)	$(15)	$(5)	$2,242	—	$54,134
Note 8—Environmentally focused and environmental, social, and governance (ESG) investing risks
The fund’s environmental criteria limit the available investments compared to funds with no such criteria. The fund’s incorporation of environmental criteria may affect the fund’s exposure to certain sectors and/or types of investments, and under certain economic conditions, this could cause the fund to underperform funds that invest in a broader array of investments depending on whether such sectors or investments are in or out of favor in the market. The data provided by third parties may be incomplete, inaccurate or unavailable, which could cause the manager to incorrectly assess environmental data related to a particular company.
Incorporating ESG criteria and investing primarily in instruments that have certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize an ESG investment strategy, or funds that utilize different ESG criteria. Although the manager has established its own process for evaluation of ESG factors, successful application of the fund’s sustainable investment strategy will depend on the manager’s skill in researching, identifying and analyzing material ESG issues, as well as on the availability of relevant data. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require the fund to change its investment process with respect to ESG integration.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
13	JOHN HANCOCK Global Climate Action Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Climate Action Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Global Climate Action Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2026 and March 31, 2025 and for the period December 19, 2023 (commencement of operations) through March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the two years in the period ended March 31, 2026 and March 31, 2025 and for the period December 19, 2023 (commencement of operations) through March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK GLOBAL CLIMATE ACTION FUND	14

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $279,891 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
15	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
| JOHN HANCOCK <Fund Name - undefined>	16

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Climate Action Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
491A 3/26
5/26

Annual Financial Statements & Other N-CSR Items
John Hancock
Mid Cap Growth Fund
U.S. equity
March 31, 2026

John Hancock
Mid Cap Growth Fund

2	Fund’s investments
6	Financial statements
9	Financial highlights
14	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Shareholder meeting
1	JOHN HANCOCK MID CAP GROWTH FUND |

Fund’s investments
AS OF 3-31-26
	Shares	Value
Common stocks 98.2%		$1,125,722,383
(Cost $989,966,868)
Communication services 7.5%		86,236,197
Diversified telecommunication services 0.9%
AST SpaceMobile, Inc. (A)	129,610	10,740,781
Entertainment 2.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	167,315	14,225,121
Roblox Corp., Class A (A)	246,240	13,927,334
Interactive media and services 1.8%
Reddit, Inc., Class A (A)	153,388	20,653,694
Media 2.3%
EchoStar Corp., Class A (A)	227,977	26,689,267
Consumer discretionary 22.7%		260,733,866
Broadline retail 1.5%
Ollie’s Bargain Outlet Holdings, Inc. (A)	187,794	17,284,560
Hotels, restaurants and leisure 12.6%
Cava Group, Inc. (A)	78,822	6,376,700
DoorDash, Inc., Class A (A)	113,857	17,095,629
DraftKings, Inc., Class A (A)	1,179,330	25,497,115
Expedia Group, Inc.	47,544	10,977,434
Hilton Worldwide Holdings, Inc.	22,778	6,926,334
Life Time Group Holdings, Inc. (A)	586,440	15,798,694
Marriott International, Inc., Class A	58,589	19,162,704
Royal Caribbean Cruises, Ltd.	154,596	42,541,728
Specialty retail 5.2%
Aritzia, Inc. (A)	216,885	17,698,789
Carvana Company (A)	52,995	16,660,568
Five Below, Inc. (A)	61,508	14,053,348
Ross Stores, Inc.	52,723	11,421,383
Textiles, apparel and luxury goods 3.4%
Amer Sports, Inc. (A)	317,973	10,467,671
On Holding AG, Class A (A)	565,050	19,223,001
Tapestry, Inc.	67,665	9,548,208
Consumer staples 0.5%		5,483,411
Beverages 0.5%
Monster Beverage Corp. (A)	75,675	5,483,411
Energy 3.0%		34,535,864
Oil, gas and consumable fuels 3.0%
Cameco Corp.	119,338	12,961,300
Targa Resources Corp.	86,047	21,574,564
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	2

	Shares	Value
Financials 4.5%		$52,205,117
Capital markets 4.5%
Evercore, Inc., Class A	60,252	17,985,825
Interactive Brokers Group, Inc., Class A	128,849	8,641,902
KKR & Company, Inc.	127,930	11,833,525
Tradeweb Markets, Inc., Class A	116,810	13,743,865
Health care 12.7%		145,560,886
Biotechnology 6.2%
Argenx SE, ADR (A)	16,875	12,322,969
Ionis Pharmaceuticals, Inc. (A)	94,101	7,066,044
Natera, Inc. (A)	197,719	39,541,823
United Therapeutics Corp. (A)	20,537	12,178,030
Health care providers and services 1.9%
The Ensign Group, Inc.	107,242	21,609,263
Health care technology 1.7%
Veeva Systems, Inc., Class A (A)	107,902	18,954,065
Life sciences tools and services 2.4%
Illumina, Inc. (A)	125,873	15,515,106
Medpace Holdings, Inc. (A)	25,066	12,036,443
Pharmaceuticals 0.5%
Structure Therapeutics, Inc., ADR (A)	131,476	6,337,143
Industrials 20.9%		239,251,118
Aerospace and defense 11.0%
Axon Enterprise, Inc. (A)	69,877	29,676,063
Carpenter Technology Corp.	31,979	12,604,523
FTAI Aviation, Ltd.	111,196	27,243,020
Howmet Aerospace, Inc.	187,502	43,211,711
Kratos Defense & Security Solutions, Inc. (A)	182,914	12,897,266
Air freight and logistics 1.1%
C.H. Robinson Worldwide, Inc.	73,686	12,237,034
Commercial services and supplies 1.2%
Clean Harbors, Inc. (A)	46,870	13,439,035
Construction and engineering 2.2%
Quanta Services, Inc.	46,811	25,700,175
Electrical equipment 5.2%
Vertiv Holdings Company, Class A	237,978	59,632,527
Trading companies and distributors 0.2%
EquipmentShare.com, Inc., Class A (A)(B)	128,118	2,609,764
Information technology 23.4%		267,828,629
Electronic equipment, instruments and components 8.9%
Celestica, Inc. (A)	87,126	24,541,652
3	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Cognex Corp.	203,851	$9,986,660
Corning, Inc.	290,055	39,438,778
Flex, Ltd. (A)	428,092	28,022,902
IT services 4.4%
Cloudflare, Inc., Class A (A)	242,882	50,116,272
Semiconductors and semiconductor equipment 1.2%
MKS, Inc.	59,020	13,563,386
Software 7.7%
Datadog, Inc., Class A (A)	187,522	22,136,972
Fair Isaac Corp. (A)	7,776	8,301,191
Guidewire Software, Inc. (A)	109,741	16,412,864
Samsara, Inc., Class A (A)	627,556	19,887,250
Trimble, Inc. (A)	333,359	21,745,008
Technology hardware, storage and peripherals 1.2%
Sandisk Corp. (A)	21,525	13,675,694
Real estate 0.8%		8,655,786
Real estate management and development 0.8%
Zillow Group, Inc., Class C (A)	209,178	8,655,786
Utilities 2.2%		25,231,509
Electric utilities 2.2%

NRG Energy, Inc.	172,653	25,231,509

Preferred securities 0.3%		$2,967,025
(Cost $9,360,258)
Information technology 0.3%		2,967,025
Software 0.3%
Essence Group Holdings Corp. (A)(C)(D)	2,958,957	1,686,605
Lookout, Inc., Series F (A)(C)(D)	392,767	1,280,420

	Yield (%)	Shares	Value
Short-term investments 1.3%			$15,385,712
(Cost $15,385,618)
Short-term funds 1.3%			15,385,712
John Hancock Collateral Trust (E)	3.6657(F)	172,478	1,725,076
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5918(F)	13,660,636	13,660,636

Total investments (Cost $1,014,712,744) 99.8%	$1,144,075,120
Other assets and liabilities, net 0.2%	2,148,790
Total net assets 100.0%	$1,146,223,910

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MID CAP GROWTH FUND	4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-26.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-26.
At 3-31-26, the aggregate cost of investments for federal income tax purposes was $1,019,663,829. Net unrealized appreciation aggregated to $124,411,291, of which $228,961,918 related to gross unrealized appreciation and $104,550,627 related to gross unrealized depreciation.
5	JOHN HANCOCK MID CAP GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-26

Assets
Unaffiliated investments, at value (Cost $1,012,987,762) including $1,687,694 of securities loaned	$1,142,350,044
Affiliated investments, at value (Cost $1,724,982)	1,725,076
Total investments, at value (Cost $1,014,712,744)	1,144,075,120
Dividends and interest receivable	312,422
Receivable for fund shares sold	260,936
Receivable for investments sold	6,122,022
Receivable for securities lending income	3,101
Other assets	142,990
Total assets	1,150,916,591
Liabilities
Payable for investments purchased	2,126,117
Payable for fund shares repurchased	636,199
Payable upon return of securities loaned	1,726,150
Payable to affiliates
Accounting and legal services fees	52,533
Transfer agent fees	6,312
Trustees’ fees	2,540
Other liabilities and accrued expenses	142,830
Total liabilities	4,692,681
Net assets	$1,146,223,910
Net assets consist of
Paid-in capital	$980,551,313
Total distributable earnings (loss)	165,672,597
Net assets	$1,146,223,910

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($48,702,201 ÷ 2,898,524 shares)[1]	$16.80
Class C ($164,253 ÷ 10,142 shares)[1]	$16.20
Class I ($7,661,572 ÷ 450,496 shares)	$17.01
Class R6 ($222,344,985 ÷ 12,998,694 shares)	$17.11
Class NAV ($867,350,899 ÷ 50,696,677 shares)	$17.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$17.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	6

STATEMENT OF OPERATIONS For the year ended 3-31-26

Investment income
Dividends	$4,954,374
Interest	225
Securities lending, net	153,266
Less foreign taxes withheld	(3,587)
Total investment income	5,104,278
Expenses
Investment management fees	10,261,046
Distribution and service fees	118,638
Accounting and legal services fees	233,417
Transfer agent fees	73,691
Trustees’ fees	32,196
Custodian fees	145,474
State registration fees	99,194
Printing and postage	37,187
Professional fees	93,963
Other	51,156
Total expenses	11,145,962
Less expense reductions	(969,852)
Net expenses	10,176,110
Net investment loss	(5,071,832)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	139,828,380
Affiliated investments	(2,213)
139,826,167
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	20,603,584
Affiliated investments	84
20,603,668
Net realized and unrealized gain	160,429,835
Increase in net assets from operations	$155,358,003
7	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-26	Year ended 3-31-25
Increase (decrease) in net assets
From operations
Net investment loss	$(5,071,832)	$(6,905,167)
Net realized gain	139,826,167	284,151,773
Change in net unrealized appreciation (depreciation)	20,603,668	(217,137,627)
Increase in net assets resulting from operations	155,358,003	60,108,979
Distributions to shareholders
From earnings
Class A	(4,695,082)	—
Class C	(16,713)	—
Class I	(888,504)	—
Class R6	(23,365,521)	—
Class NAV	(86,917,951)	—
Total distributions	(115,883,771)	—
From fund share transactions	(87,467,456)	(313,585,422)
Total decrease	(47,993,224)	(253,476,443)
Net assets
Beginning of year	1,194,217,134	1,447,693,577
End of year	$1,146,223,910	$1,194,217,134
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	8

Financial highlights
CLASS A SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$16.48	$16.16	$13.31	$17.26	$22.29
Net investment loss[2]	(0.14)	(0.14)	(0.10)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	2.31	0.46	2.95	(2.96)	(4.96)
Total from investment operations	2.17	0.32	2.85	(3.03)	(5.03)
Less distributions
From net realized gain	(1.85)	—	—	(0.92)	—
Net asset value, end of period	$16.80	$16.48	$16.16	$13.31	$17.26
Total return (%)[3,4]	12.63	1.98	21.41	(17.12)	(22.57)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$49	$39	$32	$19	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.25	1.26	1.26	1.24[6]
Expenses including reductions	1.17	1.17	1.18	1.18	1.17[6]
Net investment loss	(0.76)	(0.85)	(0.74)	(0.53)	(0.98)[6]
Portfolio turnover (%)	137	161	114	102	69[7]

[1]	The inception date for Class A shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
9	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$16.06	$15.86	$13.16	$17.21	$22.29
Net investment loss[2]	(0.27)	(0.26)	(0.21)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	2.26	0.46	2.91	(2.96)	(4.95)
Total from investment operations	1.99	0.20	2.70	(3.13)	(5.08)
Less distributions
From net realized gain	(1.85)	—	—	(0.92)	—
Net asset value, end of period	$16.20	$16.06	$15.86	$13.16	$17.21
Total return (%)[3,4]	11.82	1.26	20.52	(17.76)	(22.79)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.00	2.01	2.01	1.98[7]
Expenses including reductions	1.92	1.92	1.94	1.93	1.92[7]
Net investment loss	(1.51)	(1.60)	(1.50)	(1.28)	(1.77)[7]
Portfolio turnover (%)	137	161	114	102	69[8]

[1]	The inception date for Class C shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	10

CLASS I SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22[1]
Per share operating performance
Net asset value, beginning of period	$16.62	$16.26	$13.36	$17.28	$22.29
Net investment loss[2]	(0.09)	(0.10)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	2.33	0.46	2.97	(2.95)	(4.96)
Total from investment operations	2.24	0.36	2.90	(3.00)	(5.01)
Less distributions
From net realized gain	(1.85)	—	—	(0.92)	—
Net asset value, end of period	$17.01	$16.62	$16.26	$13.36	$17.28
Total return (%)[3]	12.95	2.21	21.80	(16.98)	(22.48)[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$5	$3	$4	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.00	1.01	1.01	0.99[5]
Expenses including reductions	0.92	0.92	0.94	0.93	0.92[5]
Net investment loss	(0.51)	(0.58)	(0.49)	(0.35)	(0.80)[5]
Portfolio turnover (%)	137	161	114	102	69[6]

[1]	The inception date for Class I shares is 11-5-21.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Portfolio turnover is shown for the period from 9-1-21 to 3-31-22.
11	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.74
Net investment loss[3]	(0.07)	(0.08)	(0.05)	(0.03)	(0.08)	(0.20)
Net realized and unrealized gain (loss) on investments	2.34	0.46	2.98	(2.96)	(4.17)	8.88
Total from investment operations	2.27	0.38	2.93	(2.99)	(4.25)	8.68
Less distributions
From net realized gain	(1.85)	—	—	(0.92)	(7.27)	(7.61)
Net asset value, end of period	$17.11	$16.69	$16.31	$13.38	$17.29	$28.81
Total return (%)[4]	13.02	2.33	21.90	(16.81)	(20.41)[5]	33.87
Ratios and supplemental data
Net assets, end of period (in millions)	$222	$243	$301	$299	$399	$631
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.89	0.90	0.90	0.88[6]	0.92
Expenses including reductions	0.82	0.81	0.82	0.83	0.82[6]	0.91
Net investment loss	(0.40)	(0.49)	(0.38)	(0.26)	(0.65)[6]	(0.72)
Portfolio turnover (%)	137	161	114	102	69	91

[1]	For the seven-month period ended 3-31-22. The inception date for Class R6 shares is 10-18-21. John Hancock Funds II Mid Cap Stock Fund’s (the Accounting Survivor) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Mid Cap Growth Fund	12

CLASS NAV SHARES Period ended	3-31-26	3-31-25	3-31-24	3-31-23	3-31-22[1,2]	8-31-21[2]
Per share operating performance
Net asset value, beginning of period	$16.69	$16.31	$13.38	$17.29	$28.81	$27.61
Net investment loss[3]	(0.07)	(0.08)	(0.05)	(0.03)	(0.08)	(0.19)
Net realized and unrealized gain (loss) on investments	2.34	0.46	2.98	(2.96)	(4.17)	8.86
Total from investment operations	2.27	0.38	2.93	(2.99)	(4.25)	8.67
Less distributions
From net realized gain	(1.85)	—	—	(0.92)	(7.27)	(7.47)
Net asset value, end of period	$17.11	$16.69	$16.31	$13.38	$17.29	$28.81
Total return (%)[4]	13.08	2.33	21.90	(16.86)	(20.37)[5]	33.91
Ratios and supplemental data
Net assets, end of period (in millions)	$867	$908	$1,112	$1,069	$1,289	$1,515
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.89	0.89	0.87[6]	0.87
Expenses including reductions	0.81	0.81	0.81	0.82	0.81[6]	0.86
Net investment loss	(0.40)	(0.49)	(0.37)	(0.24)	(0.65)[6]	(0.67)
Portfolio turnover (%)	137	161	114	102	69	91

[1]	For the seven-month period ended 3-31-22. John Hancock Funds II Mid Cap Stock Fund’s (the Accounting Survivor) fiscal year end was August 31 and the fund’s fiscal year end is March 31.
[2]	Financial highlights presented prior to close of business on October 15, 2021 represents the historical operating results of the Accounting Survivor. At the close of business on October 15, 2021, the Accounting Survivor was reorganized into the fund. On the date of reorganization, the accounting and performance history of the Accounting Survivor was retained as that of the fund. As a result, the per share operating performance has been adjusted for the prior periods presented to reflect the transaction. The conversion ratio used was 0.98073, as the Accounting Survivor’s net asset value was $28.7711 while the fund’s net asset value was $28.2165 on the date of reorganization.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized. Certain expenses are presented unannualized.
13	JOHN HANCOCK Mid Cap Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Mid Cap Growth Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth and capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Mid Cap Growth Fund	14

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2026, by major security category or type:
	Total value at 3-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks	$1,125,722,383	$1,125,722,383	—	—
Preferred securities	2,967,025	—	—	$2,967,025
Short-term investments	15,385,712	15,385,712	—	—
Total investments in securities	$1,144,075,120	$1,141,108,095	—	$2,967,025
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
15	JOHN HANCOCK Mid Cap Growth Fund |

The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2026, the fund loaned securities valued at $1,687,694 and received $1,726,150 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
| JOHN HANCOCK Mid Cap Growth Fund	16

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2026, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2026 were $6,160.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $12,799,851 that are a result of security transactions occurring after October 31, 2025, are treated as occurring on April 1, 2026, the first day of the fund’s next taxable year.
Qualified late year ordinary losses of $1,512,313 are treated as occurring on April 1, 2026, the first day of the fund’s next taxable year.
As of March 31, 2026, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2026 and 2025 was as follows:
	March 31, 2026	March 31, 2025
Ordinary income	$55,385,721	—
Long-term capital gains	60,498,050	—
Total	$115,883,771	$—
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2026, the components of distributable earnings on a tax basis consisted of $55,573,470 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses and wash sale loss deferrals.
17	JOHN HANCOCK Mid Cap Growth Fund |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.875% of the first $200 million of the fund’s aggregate net assets; (b) 0.850% of the next $300 million of the fund’s aggregate net assets; (c) 0.825% of the next $2.7 billion of the fund’s aggregate net assets; (d) 0.800% of the next $500 million of the fund’s aggregate net assets; (e) 0.775% of the next $500 million of the fund’s aggregate net assets and (f) 0.755% of the fund’s aggregate net assets in excess of $4.2 billion. Aggregate net assets include net assets of the fund and Mid Cap Growth Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee by an annual rate of 0.07% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$36,916
Class C	139
Class I	5,672
Class	Expense reduction
Class R6	$200,951
Class NAV	726,174
Total	$969,852

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2026, were equivalent to a net annual effective rate of 0.76% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
| JOHN HANCOCK Mid Cap Growth Fund	18

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,077 for the year ended March 31, 2026. Of this amount, $578 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,499 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2026, CDSCs received by the Distributor amounted to $2 and $29 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$116,864	$51,859
Class C	1,774	196
Class I	—	7,944
Class R6	—	13,692
Total	$118,638	$73,691
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
19	JOHN HANCOCK Mid Cap Growth Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,800,000	1	4.485%	$224
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2026 and 2025 were as follows:
	Year Ended 3-31-26		Year Ended 3-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	866,252	$15,692,386	1,003,654	$16,582,692
Distributions reinvested	265,372	4,683,819	—	—
Repurchased	(569,671)	(10,350,747)	(618,950)	(10,204,207)
Net increase	561,953	$10,025,458	384,704	$6,378,485
Class C shares
Sold	2,951	$49,867	2,451	$42,825
Distributions reinvested	980	16,713	—	—
Repurchased	(3,977)	(72,048)	(3,097)	(48,140)
Net decrease	(46)	$(5,468)	(646)	$(5,315)
Class I shares
Sold	250,810	$4,742,069	153,129	$2,777,903
Distributions reinvested	49,776	888,504	—	—
Repurchased	(139,474)	(2,526,271)	(54,238)	(878,227)
Net increase	161,112	$3,104,302	98,891	$1,899,676
Class R6 shares
Sold	537,833	$9,897,822	941,586	$17,491,917
Distributions reinvested	1,301,700	23,365,521	—	—
Repurchased	(3,378,892)	(63,329,631)	(4,833,770)	(82,074,012)
Net decrease	(1,539,359)	$(30,066,288)	(3,892,184)	$(64,582,095)
Class NAV shares
Sold	1,548,445	$28,891,567	4,546,700	$79,847,289
Distributions reinvested	4,842,226	86,917,951	—	—
Repurchased	(10,085,777)	(186,334,978)	(18,347,612)	(337,123,462)
Net decrease	(3,695,106)	$(70,525,460)	(13,800,912)	$(257,276,173)
Total net decrease	(4,511,446)	$(87,467,456)	(17,210,147)	$(313,585,422)
| JOHN HANCOCK Mid Cap Growth Fund	20

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $1,656,723,763 and $1,859,976,791, respectively, for the year ended March 31, 2026.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2026, funds within the John Hancock group of funds complex held 72.8% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.0%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	15.9%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	11.9%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	172,478	$2,849,955	$174,969,720	$(176,092,470)	$(2,213)	$84	$153,266	—	$1,725,076

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Restricted securities
The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.2%	$1,686,605
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.1%	1,280,420
								$2,967,025

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
21	JOHN HANCOCK Mid Cap Growth Fund |

Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Mid Cap Growth Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Mid Cap Growth Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK MID CAP GROWTH FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2026.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $60,498,050 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2026 Form 1099-DIV in early 2027. This will reflect the tax character of all distributions paid in calendar year 2026.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK MID CAP GROWTH FUND	24

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	1,062,109,607	36,578,964
Christine L. Hurtsellers	1,079,724,072	18,964,498
Kenneth J. Phelan	1,064,140,915	34,547,655
Thomas R. Wright	1,062,654,213	36,034,357

Non-Independent Trustee
Kristie M. Feinberg	1,078,616,210	20,072,360
25	JOHN HANCOCK MID CAP GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Mid Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5346183	481A 3/26
5/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 14, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 14, 2026